UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724

                        OPPENHEIMER STRATEGIC INCOME FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.50%, 11/25/35 1                                        $     2,570,000   $     2,572,178
-----------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-
1A, Cl. A2, 5.38%, 4/20/08 1,2                                                                         1,520,000         1,520,762
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.80%, 5/25/34 1                                                               4,482,726         4,501,114
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 5.42%, 9/25/36 1,3                                                            2,190,000         2,188,239
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.42%, 5/26/36 1                                                              3,845,000         3,845,015
-----------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile Asset-Backed Securities,
Series 2006-A, Cl. A2, 5.30%, 5/26/09                                                                  3,404,688         3,406,432
-----------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                      4,739,006         4,718,138
-----------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates, Series
2005-D, Cl. AV2, 5.59%, 10/25/35 1                                                                       181,757           181,912
-----------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 5.42%, 5/16/36 1                                                                      4,810,000         4,812,990
-----------------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34                             2,788,685         2,706,253
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                              2,041,835         2,033,111
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WFH3, Asset-Backed Pass-Through
Certificates, Series 2006-WFH3, Cl. A2, 5.42%, 10/31/36 1,3                                            2,620,000         2,619,635
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WFHE4, Asset-Backed Pass-Through
Certificates, Series 2006-WFH4, Cl. AS, 5.42%, 11/25/36 1,3                                            4,777,000         4,772,522
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                              2,010,000         2,000,232
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.52%, 5/25/36 1                                                             1,022,524         1,023,210
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                            1,210,000         1,204,261
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 1                                               4,054,000         4,055,298
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2006-C, Cl. A2, 5.33%, 5/8/09                                                                   5,748,516         5,751,094
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2, 11.96%,
4/15/11 3,4,5                                                                                         15,000,000             1,500
-----------------------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series 2001-2,
Cl. C, 4.405%, 11/11/09 3                                                                              3,083,887           246,711
-----------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series
2000-A, Cl. B, 8/15/25 3,4,5                                                                           2,730,094            27,301
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.53%, 11/25/35 1                                              7,550,000         7,555,832
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.41%, 7/25/36 1                                               3,790,000         3,791,312
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.37%, 5/15/36 1                                               1,297,980         1,298,884
-----------------------------------------------------------------------------------------------------------------------------------


                      1 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.43%, 7/7/36 1                                          $     1,940,000   $     1,940,985
-----------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                     748,126           746,575
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 0.125%, 6/13/11 1,3                                                     6,932,011           138,640
-----------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub. Pass-
Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                                            4,814,000         4,179,412
-----------------------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                                                   4,625,653           925,485
-----------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.58%, 1/20/35 1                                                                2,025,882         2,027,570
Series 2006-4, Cl. A2V, 5.43%, 3/20/36 1,3                                                             1,520,000         1,520,508
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                               2,155,279         2,142,161
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                              1,812,046         1,810,156
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                               1,595,186         1,590,793
-----------------------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A, Cl.
C1, 0.303%, 3/24/14 1,3                                                                                3,566,342           142,654
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.42%, 8/25/36 1                                               5,580,000         5,581,988
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates, Series 2005-
WMC6, Cl. A2B, 5.58%, 7/25/35 1                                                                        1,208,318         1,209,618
-----------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.274%, 1/25/29 3                                                                                      4,475,119           939,775
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-
2, Cl. 2A2, 5.42%, 7/1/36 1                                                                            6,330,000         6,333,159
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                  748,347           745,737
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                  1,900,000         1,894,495
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                1,086,268         1,080,971
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.40%, 7/25/36 1                                                1,399,321         1,400,258
-----------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A2, 5.42%, 9/25/36 1                                        4,720,000         4,722,401
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-
Backed Obligations, Series 2005-BC3, Cl. A2B, 5.57%, 6/25/36 1                                         7,776,033         7,784,950
-----------------------------------------------------------------------------------------------------------------------------------
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A, Cl. F,
22.36%, 6/7/11 1,3                                                                                     3,720,000         3,720,000
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.38%, 4/25/36 1                                                                1,044,071         1,044,544
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                      1,879,650         1,880,497
-----------------------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates,
Series 2006-1A, Cl. C, 8.62%, 11/14/13 1,3                                                             2,715,000         2,715,000


                      2 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 1                        $     3,770,000   $     3,771,264
                                                                                                                   ----------------
Total Asset-Backed Securities (Cost $163,916,579)                                                                      128,823,532

-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--21.1%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--17.6%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--17.1%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                                   2,079,264         2,127,846
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19-7/1/19                                                                                   5,796,714         5,523,224
5%, 8/1/33-12/1/34                                                                                     6,785,137         6,394,436
6%, 4/1/17-1/1/32                                                                                     25,175,650        25,276,464
6.50%, 4/1/18-8/1/32                                                                                  15,459,031        15,808,046
7%, 8/1/21-10/1/31                                                                                     6,040,037         6,241,651
7.50%, 2/1/32-4/1/36                                                                                   9,231,327         9,655,673
8.50%, 8/1/31                                                                                            564,342           604,731
10%, 4/1/20-5/1/20                                                                                       185,143           203,847
10.50%, 5/1/20                                                                                           251,392           279,888
11.50%, 10/1/16                                                                                          161,401           174,879
12%, 5/1/10-6/1/17                                                                                       573,021           624,208
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2368, Cl. TG, 6%, 10/15/16                                                                      1,515,081         1,527,903
Series 2410, Cl. PF, 6.30%, 2/15/32 1                                                                 13,253,086        13,655,346
Series 2435, Cl. EQ, 6%, 5/15/31                                                                       7,662,029         7,700,869
Series 2453, Cl. BD, 6%, 5/15/17                                                                         185,951           187,592
Series 2641, Cl. CE, 3.50%, 9/15/25                                                                    3,947,390         3,851,715
Series 2727, Cl. UA, 3.50%, 10/15/22                                                                   2,075,264         2,042,427
Series 2736, Cl. DB, 3.30%, 11/15/26                                                                  17,276,775        16,737,482
Series 2777, Cl. PJ, 4%, 5/15/24                                                                       2,194,759         2,165,529
Series 2934, Cl. NA, 5%, 4/15/24                                                                       5,902,588         5,866,606
Series 3057, Cl. LG, 5%, 10/15/35                                                                      5,000,000         4,496,880
Series 3094, Cl. HS, 4.877%, 6/15/34 1                                                                 1,882,718         1,728,651
Series 3105, Cl. BD, 5.50%, 1/15/26                                                                    8,122,000         7,827,993
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                   25,104,845        25,083,411
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                                    8,705,367         8,932,519
Series 1590, Cl. IA, 6.425%, 10/15/23 1                                                                5,695,225         5,878,360
Series 1674, Cl. Z, 6.75%, 2/15/24                                                                       372,514           382,471
Series 2002-66, Cl. FG, 6.32%, 9/25/32 1                                                               8,343,450         8,496,869
Series 2002-84, Cl. FB, 6.32%, 12/25/32 1                                                                487,246           505,232
Series 2003-11, Cl. FA, 6.32%, 9/25/32 1                                                                 487,294           505,283
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1                                                               3,237,990         2,997,891
Series 2034, Cl. Z, 6.50%, 2/15/28                                                                        49,575            50,329
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                    4,265,903         4,239,993
Series 2053, Cl. Z, 6.50%, 4/15/28                                                                        51,503            52,352
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                    1,799,864         1,824,812
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                     2,969,242         3,018,129
Series 2173, Cl. Z, 6.50%, 7/15/29                                                                    11,720,113        11,950,498
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                    1,273,301         1,295,959


                      3 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2344, Cl. FP, 6.27%, 8/15/31 1                                                            $     2,820,098   $     2,905,453
Series 2387, Cl. PD, 6%, 4/15/30                                                                         245,233           245,036
Series 2412, Cl. GF, 6.27%, 2/15/32 1                                                                  6,356,028         6,542,594
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                                    5,636,828         5,740,150
Series 2451, Cl. FD, 6.32%, 3/15/32 1                                                                  2,135,394         2,200,116
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                      273,798           280,519
Series 2464, Cl. FI, 6.32%, 2/15/32 1                                                                  2,296,858         2,381,253
Series 2470, Cl. AF, 6.32%, 3/15/32 1                                                                  3,594,344         3,707,548
Series 2470, Cl. LF, 6.32%, 2/15/32 1                                                                  2,351,129         2,441,193
Series 2471, Cl. FD, 6.32%, 3/15/32 1                                                                  4,274,672         4,427,310
Series 2475, Cl. FB, 6.32%, 2/15/32 1                                                                  3,320,804         3,441,272
Series 2500, Cl. FD, 5.82%, 3/15/32 1                                                                    723,613           733,537
Series 2517, Cl. GF, 6.32%, 2/15/32 1                                                                  1,921,046         1,990,967
Series 2526, Cl. FE, 5.72%, 6/15/29 1                                                                    973,422           983,033
Series 2551, Cl. FD, 5.72%, 1/15/33 1                                                                    756,869           764,595
Series 2676, Cl. KY, 5%, 9/15/23                                                                       2,516,000         2,348,404
Series 2676, Cl. TF, 5.92%, 1/15/32 1                                                                  3,589,809         3,639,557
Series 2939, Cl. PE, 5%, 2/15/35                                                                      11,489,000        10,416,465
Series 3025, Cl. SJ, 5.243%, 8/15/35 1                                                                 3,578,167         3,327,602
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Pass-Through Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                                              16,284            16,256
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 177, Cl. IO, 13.765%, 7/1/26 6                                                                  3,034,341           797,096
Series 183, Cl. IO, 9.695%, 4/1/27 6                                                                   1,155,772           307,893
Series 192, Cl. IO, 13.98%, 2/1/28 6                                                                     539,395           135,723
Series 200, Cl. IO, 12.764%, 1/1/29 6                                                                    641,746           175,532
Series 2003-118, Cl. S, 9.905%, 12/25/33 6                                                             9,417,825         1,114,660
Series 2003-13, Cl. IO, 11.758%, 3/25/33 6                                                             5,303,781         1,432,486
Series 2003-26, Cl. DI, 6.432%, 4/25/33 6                                                              3,883,418         1,026,846
Series 2003-26, Cl. IK, 4.084%, 4/25/33 6                                                                104,038            27,491
Series 2005-87, Cl. SE, 8.293%, 10/25/35 6                                                            54,006,520         1,340,906
Series 2005-87, Cl. SG, 12.314%, 10/25/35 6                                                           15,960,454           736,873
Series 203, Cl. IO, 4.563%, 6/1/29 6                                                                   2,220,644           593,653
Series 204, Cl. IO, (5.994)%, 5/1/29 6                                                                   181,676            45,609
Series 205, Cl. IO, 10.352%, 9/1/29 6                                                                  2,876,489           784,338
Series 206, Cl. IO, (10.892)%, 12/1/29 6                                                                 933,043           248,330
Series 207, Cl. IO, (16.353)%, 4/1/30 6                                                                1,084,259           292,917
Series 2074, Cl. S, 0.56%, 7/17/28 6                                                                     678,777            65,773
Series 2079, Cl. S, 0.738%, 7/17/28 6                                                                  1,100,776           112,290
Series 208, Cl. IO, (4.258)%, 6/1/30 6                                                                 1,948,912           516,975
Series 212, Cl. IO, 4.839%, 5/1/31 6                                                                   4,331,081         1,094,816
Series 214, Cl. IO, (8.546)%, 6/1/31 6                                                                 1,029,878           275,822
Series 216, Cl. IO, 13.225%, 12/1/31 6                                                                     4,227             1,090
Series 224, Cl. IO, 10.616%, 3/1/33 6                                                                  7,934,748         2,052,601
Series 243, Cl. 6, 8.608%, 12/15/32 6                                                                  3,375,618           871,815


                      4 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2526, Cl. SE, 1.984%, 6/15/29 6                                                           $     1,758,975   $        96,040
Series 2802, Cl. AS, 4.498%, 4/15/33 6                                                                 5,302,107           255,865
Series 2819, Cl. S, (0.355)%, 6/15/34 6                                                               15,244,775         1,082,303
Series 2920, Cl. S, (1.744)%, 1/15/35 6                                                                8,905,592           351,972
Series 3000, Cl. SE, (3.399)%, 7/15/25 6                                                              11,508,963           284,247
Series 3004, Cl. SB, 9.999%, 7/15/35 6                                                                17,380,267           407,567
Series 3110, Cl. SL, 6.043%, 2/15/26 6                                                                 2,926,893            75,868
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. PO, 5.708%, 2/1/28 7                                                                     539,395           415,395
Series 224, Cl. PO, 4.438%, 3/1/33 7                                                                   2,492,278         1,827,164
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 4/1/18-12/1/20                                                                                115,558,730       110,074,904
5%, 12/1/17-9/1/35                                                                                   200,926,647       192,074,876
5%, 6/1/18 8                                                                                           2,288,192         2,220,155
5%, 7/1/22 9                                                                                          20,659,000        19,964,982
5.50%, 1/1/33-11/1/34                                                                                 84,357,207        81,745,813
5.50%, 7/1/22-8/1/37 9                                                                               192,167,000       185,689,894
6%, 7/1/24-11/1/33                                                                                    70,868,230        70,581,556
6%, 7/1/22-7/1/37 9                                                                                   95,513,000        95,321,407
6.50%, 5/1/17-9/1/32                                                                                  40,674,581        41,484,688
7%, 11/1/17-9/1/34                                                                                    41,675,615        43,203,562
7.50%, 6/1/10-1/1/33                                                                                  14,561,053        15,241,711
8.50%, 7/1/32                                                                                             82,433            88,629
9.50%, 4/1/20-3/15/21                                                                                    105,176           114,453
11%, 10/15/15-2/1/26                                                                                     419,012           462,618
13%, 6/1/15                                                                                               86,973            97,111
15%, 4/15/13                                                                                             311,655           355,687
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10, Cl. IO,
15.714%, 12/25/41 6                                                                                  153,586,456         2,203,059
CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T3, Cl. IO,
23.264%, 11/25/40 6                                                                                   18,078,226           332,287
CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO,
18.222%, 7/25/41 6                                                                                    29,648,646           646,364
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                                        400,670           410,985
Trust 1997-45, Cl. CD, 8%, 7/18/27                                                                     2,116,851         2,233,872
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                 2,624,163         2,675,118
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                                                                    121,754           124,134
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                 4,213,595         4,293,371
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                                       411,721           414,833
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                       189,338           188,964
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                   392,959           400,059
Trust 2001-65, Cl. F, 5.92%, 11/25/31 1                                                                4,844,846         4,877,308
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1                                                               4,920,000         5,033,707
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                       486,585           487,006
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                                         3,977             3,967
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                                                     5,589,908         5,583,856


                      5 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                            $     2,199,880   $     2,242,692
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                                     3,871,620         3,901,370
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                                     2,212,194         2,228,916
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                                                  5,231,324         5,320,279
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1                                                                 2,499,011         2,585,486
Trust 2002-60, Cl. FH, 6.32%, 8/25/32 1                                                                4,895,520         5,062,437
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1                                                                  767,514           787,703
Trust 2002-68, Cl. FH, 5.82%, 10/18/32 1                                                               1,633,172         1,657,912
Trust 2002-81, Cl. FM, 5.82%, 12/25/32 1                                                               2,933,448         2,978,637
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                      4,406,694         4,440,313
Trust 2003-116, Cl. FA, 5.72%, 11/25/33 1                                                                950,729           958,993
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                  5,484,000         5,191,676
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                 12,312,000        11,647,720
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                  5,467,000         5,233,068
Trust 2003-3, Cl. FM, 5.82%, 4/25/33 1                                                                 3,477,034         3,516,481
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                                                                10,264,000        10,064,734
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                                     4,604,758         4,526,597
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                                     7,906,337         7,781,650
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                                                 12,320,000        12,081,086
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                     2,833,516         2,793,708
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                    4,413,000         4,257,792
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                                  8,653,095         8,561,284
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                3,800,000         3,616,834
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                  2,865,000         2,747,981
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                  3,510,000         3,156,115
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                                    540,000           520,409
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                11,079,543        11,056,639
Trust 2006-46, Cl. SW, 4.693%, 6/25/36 1                                                               4,720,034         4,217,298
Trust 2006-50, Cl. KS, 4.693%, 6/25/36 1                                                               4,007,179         3,463,153
Trust 2006-50, Cl. SA, 4.693%, 6/25/36 1                                                               4,563,149         3,941,675
Trust 2006-50, Cl. SK, 4.693%, 6/25/36 1                                                               1,079,196           963,207
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                 13,093,863        13,064,520
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                    311,000           296,628
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-61, Cl. SH, 10.155%, 11/18/31 6                                                             5,499,262           547,548
Trust 2001-63, Cl. SD, (2.713)%, 12/18/31 6                                                              139,200            12,602
Trust 2001-68, Cl. SC, (2.737)%, 11/25/31 6                                                               95,910             9,472
Trust 2001-81, Cl. S, 4.056%, 1/25/32 6                                                                1,280,083           121,944
Trust 2002-28, Cl. SA, 3.684%, 4/25/32 6                                                                 911,846            80,621
Trust 2002-38, Cl. IO, (1.855)%, 4/25/32 6                                                               790,539            38,333
Trust 2002-39, Cl. SD, 0.059%, 3/18/32 6                                                               1,261,542           105,256
Trust 2002-48, Cl. S, 3.253%, 7/25/32 6                                                                1,455,852           136,046
Trust 2002-52, Cl. SL, 3.975%, 9/25/32 6                                                                 869,284            84,425
Trust 2002-53, Cl. SK, 0.466%, 4/25/32 6                                                                 786,387            68,648
Trust 2002-56, Cl. SN, 4.941%, 7/25/32 6                                                               1,996,633           189,937
Trust 2002-65, Cl. SC, (1.455)%, 6/25/26 6                                                             2,436,545           156,222
Trust 2002-77, Cl. IS, 2.909%, 12/18/32 6                                                              1,346,844           117,567
Trust 2002-77, Cl. SH, 5.044%, 12/18/32 6                                                              1,552,265           140,982


                      6 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-89, Cl. S, 15.031%, 1/25/33 6                                                         $     6,474,418   $       577,788
Trust 2002-9, Cl. MS, 4.058%, 3/25/32 6                                                                1,708,592           169,724
Trust 2003-33, Cl. SP, 13.15%, 5/25/33 6                                                               5,640,587           602,777
Trust 2003-4, Cl. S, 10.129%, 2/25/33 6                                                                2,884,442           290,093
Trust 2003-46, Cl. IH, 1.696%, 6/25/33 6                                                               1,181,792           247,243
Trust 2005-105, Cl. S, 11.916%, 12/25/35 6                                                            12,580,276           570,166
Trust 2005-40, Cl. SA, (0.646)%, 5/25/35 6                                                            13,737,267           542,766
Trust 2005-40, Cl. SB, 1.93%, 5/25/35 6                                                                6,325,006           251,311
Trust 2005-71, Cl. SA, 2.554%, 8/25/25 6                                                               7,263,174           336,679
Trust 2005-83, Cl. SL, 10.362%, 10/25/35 6                                                            12,835,929           574,069
Trust 2006-119, Cl. MS, 11.189%, 12/25/36 6                                                           12,853,666           583,398
Trust 2006-33, Cl. SP, 13.978%, 5/25/36 6                                                              9,151,279           677,449
Trust 2006-34, Cl. SK, 14.059%, 5/25/36 6                                                             15,264,732         1,162,005
Trust 2006-75, Cl. SA, 9.901%, 8/25/36 6                                                               5,692,671           267,310
Trust 2006-90, Cl. SX, 14.677%, 9/25/36 6                                                             13,062,133           675,270
Trust 221, Cl. 2, 13.937%, 5/1/23 6                                                                    1,089,384           257,928
Trust 240, Cl. 2, 23.309%, 9/1/23 6                                                                    1,835,542           487,273
Trust 247, Cl. 2, 0.736%, 10/1/23 6                                                                      468,610           124,131
Trust 2682, Cl. TQ, 15.633%, 10/15/33 6                                                                5,731,697           285,138
Trust 2981, Cl. BS, 14.587%, 5/15/35 6                                                                10,884,628           430,623
Trust 301, Cl. 2, 8.029%, 4/1/29 6                                                                     1,801,156           476,386
Trust 303, Cl. IO, 14.565%, 11/1/29 6                                                                  1,014,600           282,953
Trust 313, Cl. 2, (2.899)%, 6/1/31 6                                                                   6,910,755         1,777,628
Trust 319, Cl. 2, 7.181%, 2/1/32 6                                                                        90,215            23,884
Trust 321, Cl. 2, 12.632%, 4/1/32 6                                                                    8,450,425         2,232,693
Trust 322, Cl. 2, 6.573%, 4/1/32 6                                                                       373,284            98,087
Trust 324, Cl. 2, 8.619%, 7/1/32 6                                                                     6,264,983         1,656,461
Trust 329, Cl. 2, (0.133)%, 1/1/33 6                                                                     301,364            78,647
Trust 331, Cl. 5, 9.245%, 2/1/33 6                                                                     7,238,930         1,865,134
Trust 334, Cl. 12, 5.157%, 2/1/33 6                                                                    9,037,041         2,277,843
Trust 334, Cl. 5, 11.409%, 5/1/33 6                                                                    4,157,378         1,043,463
Trust 339, Cl. 7, 6.983%, 7/1/33 6                                                                    20,870,664         5,106,784
Trust 342, Cl. 2, 12.934%, 9/1/33 6                                                                   19,829,220         5,189,933
Trust 344, Cl. 2, 10.95%, 12/1/33 6                                                                   11,024,576         2,890,824
Trust 345, Cl. 9, 8.846%, 1/1/34 6                                                                     7,095,792         1,756,512
Trust 346, Cl. 2, 13.145%, 12/1/33 6                                                                  17,325,591         4,543,673
Trust 350, Cl. 2, 11.303%, 3/1/34 6                                                                   14,715,005         3,857,557
Trust 362, Cl. 12, 3.268%, 8/1/35 6                                                                      190,747            44,094
Trust 362, Cl. 13, 3.295%, 8/1/35 6                                                                      105,774            24,402
                                                                                                                   ----------------
                                                                                                                     1,382,944,441
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.5%
Government National Mortgage Assn.:
5.75%, 7/20/27 1                                                                                           9,907            10,005
7%, 1/15/28-1/20/30                                                                                    2,431,801         2,534,498
8%, 1/15/28-9/15/28                                                                                    1,036,570         1,100,116


                      7 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED CONTINUED
11%, 10/20/19                                                                                    $        23,866   $        26,254
12%, 11/20/13-9/20/15                                                                                     34,728            38,718
12.50%, 12/15/13-11/15/15                                                                              1,423,835         1,582,113
13%, 10/15/15                                                                                          2,144,171         2,397,178
13.50%, 6/15/15                                                                                        2,816,164         3,169,970
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO, Series 2001-62, Cl. KZ,
6.50%, 12/16/31                                                                                       10,675,651        10,842,432
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2000-12, Cl. ZA, 8%,
2/16/30                                                                                                4,502,192         4,748,262
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 1998-19, Cl. SB, (0.261)%, 7/16/28 6                                                            2,194,899           224,829
Series 1998-6, Cl. SA, (0.687)%, 3/16/28 6                                                             1,338,934           122,329
Series 2006-47, Cl. SA, 14.941%, 8/16/36 6                                                             4,644,124           232,186
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                   10,146,228        10,691,838
Series 2000-7, Cl. Z, 8%, 1/16/30                                                                      5,196,442         5,472,810
                                                                                                                   ----------------
                                                                                                                        43,193,538
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--3.5%
-----------------------------------------------------------------------------------------------------------------------------------
AGRICULTURAL--0.0%
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
Trust Sr. Sub. Mtg. Pass-Through Certificates, Series 1992-2, Cl. B2,
1/15/03 3,4,5                                                                                            624,465                --
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--2.9%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                 5,310,000         5,171,826
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                                                  315,000           311,034
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                        3,185,838         3,213,895
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                 2,882,973         2,883,423
-----------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (5.007)%, 6/22/24 6                                       4,406,366           131,745
-----------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 5.42%, 8/25/08 1                                                                      2,154,775         2,156,678
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                                 1,371,000         1,365,865
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 3                                              9,503,000         9,334,726
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Mtg. Pass-Through Certificates,
Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                                               20,100,204        19,889,708
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                               3,899,442         3,892,320
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                             8,148,074         8,148,008
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                1,170,449         1,169,666
-----------------------------------------------------------------------------------------------------------------------------------


                      8 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-CF2, Cl. A1B, 6.24%, 11/12/31                                          $       261,297   $       263,014
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
1997-CF2, Cl. B30C, 5.829%, 10/15/30 1,3                                                              36,400,000        10,920,000
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                                                                               2,966,493         2,979,947
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                3,080,000         3,030,213
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-
Through Certificates, Series 1998-C1, Cl. F, 7.206%, 5/15/30 1                                         2,000,000         2,029,119
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                               3,430,000         3,343,576
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                               3,470,000         3,433,635
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 3                                                             7,170,000         7,091,790
-----------------------------------------------------------------------------------------------------------------------------------
Ice Em CLO, CLO:
Series 2007-1A, Cl. C, 8/15/22 1,3,9                                                                  16,980,000        16,980,000
Series 2007-1A, Cl. D, 8/15/22 1,3,9                                                                  16,980,000        16,980,000
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                                   9,467,161         9,860,489
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                              1,280,000         1,249,015
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                              4,520,000         4,432,085
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                             8,250,000         8,118,229
-----------------------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                                   8,115,000         8,449,934
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                3,690,000         3,638,679
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                7,970,000         7,872,470
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                                 9,592,357        10,086,869
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%,
7/26/24 3                                                                                                479,365           371,508
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                  950,749           946,936
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                   4,370,677         4,331,219
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                 13,883,000        13,350,282
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                  9,400,819         9,462,243
-----------------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series
2001-C1, Cl. A2, 6.36%, 3/12/34                                                                        9,627,000         9,866,310
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15 3                                          571,000           607,937
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                              6,600,814         6,559,538
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                    6,707,299         6,692,266
-----------------------------------------------------------------------------------------------------------------------------------


                      9 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                              $     5,800,000   $     5,710,063
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                   2,083,000         2,052,083
                                                                                                                   ----------------
                                                                                                                       238,378,343
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.0%
WAMU Mortgage Pass-Through Certificates, Series 2005-AR8 Trust, Series
2005-AR8, Cl. 2AB1, 5.57%, 7/25/45 1                                                                     723,680           724,373
-----------------------------------------------------------------------------------------------------------------------------------
OTHER--0.1%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-
S2, Cl. 3A1, 6.726%, 2/25/32 1                                                                         6,273,448         6,292,788
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                8,310,260         8,337,526
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                1,533,723         1,545,908
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5,
6%, 9/25/36                                                                                           15,312,257        15,335,162
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                                                            5,619,053         5,608,945
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                  4,791,757         4,783,937
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                                291,348           292,714
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                                     462,304           464,185
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
Series 2001-1, Cl. B, 6.64%, 4/15/18                                                                   2,407,000         2,408,812
-----------------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1995-3, Cl. 1IO, 0.778%, 9/15/25 6                                                             36,343,440           330,584
Series 1992-2, Cl. IO, 8.985%, 9/15/22 6                                                              15,676,902           383,907
Series 1995-2B, Cl. 2IO, 12.039%, 6/15/25 6                                                            1,123,608            26,371
-----------------------------------------------------------------------------------------------------------------------------------
WAMU Mortgage Pass-Through Certificates, Series 2005-AR5 Trust, Series
2005-AR5, Cl. A1, 4.676%, 5/25/35 1                                                                      258,998           259,120
                                                                                                                   ----------------
                                                                                                                        39,777,171
                                                                                                                   ----------------
Total Mortgage-Backed Obligations (Cost $1,743,066,316)                                                              1,711,310,654

-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.0%
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 5.825%, 10/5/07 8,10                                                          25,550,000        25,219,562
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
5.208%, 2/4/08 10,11                                                                                  37,540,000        36,405,203
3.375%, 4/15/09 12                                                                                    26,370,000        25,562,340
4.125%, 7/12/10 12                                                                                     3,100,000         3,009,809
4.75%, 4/24/09 12                                                                                     35,080,000        34,825,495
5%, 6/11/09 12                                                                                        24,945,000        24,865,201
5.50%, 8/20/12                                                                                       114,280,000       114,693,694
6.625%, 9/15/09                                                                                          700,000           720,889
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07 8,12                                                                                    1,245,000         1,244,466
5%, 10/15/11-5/11/17 12                                                                               43,145,000        42,467,497


                     10 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
5.125%, 4/15/11 12                                                                               $    11,125,000   $    11,094,073
6%, 5/15/11 12                                                                                        51,700,000        53,105,982
6%, 5/15/08 8,12                                                                                      15,044,000        15,131,962
7.25%, 1/15/10                                                                                        32,440,000        34,019,796
-----------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 6.135%,
1/15/21 10,12                                                                                         53,130,000        25,669,547
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.50%, 2/15/36 8,12                                                                                      460,000           416,660
STRIPS, 4.955%, 2/15/16 8,10,12                                                                       23,896,000        15,507,309
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.50%, 3/31/09 12                                                                 24,300,000        24,131,042
                                                                                                                   ----------------
Total U.S. Government Obligations (Cost $487,668,310)                                                                  488,090,527

-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--22.0%
-----------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--1.5%
Argentina (Republic of) Bonds:
2%, 9/30/14 [ARP]                                                                                     13,632,900         4,937,618
5.475%, 8/3/12 1                                                                                      34,174,501        32,374,085
7%, 10/3/15                                                                                            5,800,000         5,244,650
Series V, 7%, 3/28/11                                                                                 34,747,000        33,962,776
Series VII, 7%, 9/12/13                                                                               32,265,000        30,809,042
-----------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 [ARP]                                                     17,742,239         8,423,547
-----------------------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 2                                               6,770,000         6,854,625
                                                                                                                   ----------------
                                                                                                                       122,606,343

-----------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--1.1%
New South Wales Treasury Corp. Gtd. Bonds, 8%, 3/1/08 [AUD]                                           79,110,000        67,754,772
-----------------------------------------------------------------------------------------------------------------------------------
New South Wales Treasury Corp. Sr. Unsec. Nts., Series 17RG, 5.50%,
3/1/17  [AUD]                                                                                         31,410,000        24,522,313
                                                                                                                   ----------------
                                                                                                                        92,277,085

-----------------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                              10,050,000        14,057,554
-----------------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 4.059%, 11/15/07 10 [EUR]                                        24,905,000        33,197,723
                                                                                                                   ----------------
                                                                                                                        47,255,277

-----------------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.7%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                                           23,215,000        22,808,738
8%, 1/15/18                                                                                           26,620,000        29,321,930
8.75%, 2/4/25                                                                                         17,815,000        22,090,600
8.875%, 10/14/19                                                                                      26,001,000        31,630,217
10.50%, 7/14/14                                                                                       17,798,000        22,452,177
-----------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                                      7,950,000         8,812,575
                                                                                                                   ----------------
                                                                                                                       137,116,237

-----------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                         7,080,000         8,177,400
8.25%, 1/15/15 2                                                                                       6,790,000         7,842,450
                                                                                                                   ----------------
                                                                                                                        16,019,850


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CANADA--0.8%
Canada (Government of) Treasury Bills:
4.268%, 11/1/07 10 [CAD]                                                                              25,105,000   $    23,224,217
4.438%, 12/27/07 10 [CAD]                                                                             48,590,000        44,621,380
                                                                                                                   ----------------
                                                                                                                        67,845,597

-----------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.9%
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                                       13,982,000        15,554,975
10.75%, 1/15/13                                                                                        8,000,000         9,808,000
12%, 10/22/15 [COP]                                                                               14,703,000,000         8,624,155
-----------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                                                 17,616,000,000         9,450,167
-----------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                                   4,010,000         4,731,800
-----------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%, 6/28/27 [COP]                                  51,330,000,000        27,591,424
                                                                                                                   ----------------
                                                                                                                        75,760,521

-----------------------------------------------------------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                                                  5,424,000         7,064,760
-----------------------------------------------------------------------------------------------------------------------------------
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                                    21,530,000         3,846,866
4%, 11/15/15 [DKK]                                                                                    15,695,000         2,739,146
7%, 11/10/24 [DKK]                                                                                     5,715,000         1,313,538
-----------------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                          22,560,000         4,081,225
                                                                                                                   ----------------
                                                                                                                        11,980,775

-----------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.04%, 1/23/18                                    2,626,423         2,984,930
-----------------------------------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Nts., Series REGS, 9.50%, 9/27/11                                     1,729,106         1,850,143
                                                                                                                   ----------------
                                                                                                                         4,835,073

-----------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.2%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                                                                      4,802,000         5,522,300
7.65%, 6/15/35 2                                                                                       7,145,000         8,181,025
                                                                                                                   ----------------
                                                                                                                        13,703,325

-----------------------------------------------------------------------------------------------------------------------------------
FRANCE--0.9%
France (Government of) Bonds, 3.25%, 4/25/16 [EUR]                                                     8,095,000         9,916,361
-----------------------------------------------------------------------------------------------------------------------------------
France (Government of) Obligations Assimilables du Tresor Bonds:
4%, 10/25/38 [EUR]                                                                                    33,000,000        39,351,802
4%, 4/25/55 [EUR]                                                                                      1,115,000         1,313,696
-----------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.904%, 7/26/07 10 [EUR]                                       13,400,000        18,088,431
                                                                                                                   ----------------
                                                                                                                        68,670,290

-----------------------------------------------------------------------------------------------------------------------------------
GERMANY--1.9%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13 [EUR]                                                                         7,420,000         9,638,418
Series 05, 4%, 1/4/37 [EUR]                                                                           39,795,000        47,971,220
-----------------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills:
Series 0107, 3.83%, 7/18/07 10 [EUR]                                                                  66,685,000        90,106,927


                     12 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Series 0307, 3.994%, 9/12/07 10 [EUR]                                                                  2,410,000   $     3,236,433
                                                                                                                   ----------------
                                                                                                                       150,952,998

-----------------------------------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                                      23,250,000        31,362,876
-----------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                                                      3,052,000         3,544,898
10.25%, 11/8/11                                                                                        1,235,000         1,434,453
                                                                                                                   ----------------
                                                                                                                         4,979,351

-----------------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.5%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                                                      16,860,000        17,260,425
7.25%, 4/20/15 2                                                                                      11,655,000        12,310,594
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                                                 6,210,000         7,405,425
                                                                                                                   ----------------
                                                                                                                        36,976,444

-----------------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.3%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                           106,200,000        27,999,419
-----------------------------------------------------------------------------------------------------------------------------------
ITALY--1.2%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4%, 7/1/09 1 [EUR]                       72,355,000        98,351,289
-----------------------------------------------------------------------------------------------------------------------------------
JAPAN--1.9%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09 [JPY]                                                            7,463,000,000        60,487,123
10 yr., Series 245, 0.90%, 12/20/12 [JPY]                                                          3,483,000,000        27,362,448
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                                           3,699,000,000        29,542,430
30 yr., Series 25, 2.30%, 12/20/36 [JPY]                                                           5,022,000,000        39,436,925
                                                                                                                   ----------------
                                                                                                                       156,828,926

-----------------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.4%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 3 [MYR]                            59,778,000        20,431,004
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                                     27,925,000         9,041,148
                                                                                                                   ----------------
                                                                                                                        29,472,152

-----------------------------------------------------------------------------------------------------------------------------------
MEXICO--0.0%
Mexican Williams Sr. Nts., 6.63%, 11/15/08 1,3                                                         1,500,000         1,545,938
-----------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.2%
Nigeria (Federal Republic of) Bonds, Series 5Y, 13.50%, 9/11/11 [NGN]                                 36,380,000           314,483
-----------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Nts., Series 3Y2S, 12.50%, 2/24/09 [NGN]                               212,600,000         1,784,336
-----------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                               1,892,536         1,727,858
-----------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 5Y13, 12.99%, 9/29/11 [NGN]                                                                   524,300,000         4,740,331
Series 7Y16, 11.99%, 12/22/13 [NGN]                                                                  857,700,000         7,683,914
Series 7YR, 12.74%, 10/27/13 [NGN]                                                                   341,700,000         3,141,760
                                                                                                                   ----------------
                                                                                                                        19,392,682

-----------------------------------------------------------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                                         1,800,000         1,845,000
7.25%, 3/15/15                                                                                        26,685,000        28,686,375


                     13 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
8.875%, 9/30/27                                                                                  $     4,925,000   $     6,177,034
9.375%, 4/1/29                                                                                         5,500,000         7,315,000
                                                                                                                   ----------------
                                                                                                                        44,023,409

-----------------------------------------------------------------------------------------------------------------------------------
PERU--1.2%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                                                                 103,630,000        37,887,141
8.20%, 8/12/26 [PEN]                                                                                  11,360,000         4,403,812
9.91%, 5/5/15 [PEN]                                                                                   66,044,000        26,149,896
Series 7, 8.60%, 8/12/17 [PEN]                                                                        28,782,000        10,878,614
Series 8-1, 12.25%, 8/10/11 [PEN]                                                                     11,069,000         4,343,691
-----------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16 10                                                        23,704,230        14,099,039
                                                                                                                   ----------------
                                                                                                                        97,762,193

-----------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.5%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                                           25,470,000        28,111,239
8.375%, 2/15/11                                                                                        5,050,000         5,454,000
-----------------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds, 7.75%, 1/14/31                                             7,539,000         8,349,443
                                                                                                                   ----------------
                                                                                                                        41,914,682

-----------------------------------------------------------------------------------------------------------------------------------
POLAND--0.4%
Poland (Republic of) Bonds:
Series 0K0807, 4.198%, 8/12/07 10 [PLZ]                                                               38,140,000        13,615,514
Series DS1013, 5%, 10/24/13 [PLZ]                                                                     38,810,000        13,510,696
Series WS0922, 5.75%, 9/23/22  [PLZ]                                                                   8,880,000         3,222,312
                                                                                                                   ----------------
                                                                                                                        30,348,522

-----------------------------------------------------------------------------------------------------------------------------------
SPAIN--0.7%
Spain (Government of) Bonds, 3.80%, 1/31/17 [EUR]                                                     14,050,000        17,822,269
-----------------------------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 3.856%, 10/19/07 10 [EUR]                                       26,725,000        35,735,468
                                                                                                                   ----------------
                                                                                                                        53,557,737

-----------------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11 [EUR]                                                  8,360,000        11,500,445
-----------------------------------------------------------------------------------------------------------------------------------
TURKEY--1.2%
Turkey (Republic of) Bonds, 7%, 9/26/16                                                               26,490,000        26,920,463
-----------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                                        18,115,000        18,771,669
16%, 3/7/12 [TRY]                                                                                     33,820,000        26,176,281
18.954%, 8/13/08 10 [TRY]                                                                             32,920,000        20,697,839
20.24%, 7/16/08 10 [TRY]                                                                               7,175,000         4,569,056
                                                                                                                   ----------------
                                                                                                                        97,135,308

-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.3%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                                      16,345,000        32,658,490
6%, 12/7/28 [GBP]                                                                                     18,770,000        42,246,823
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                                        16,850,000        32,889,949
                                                                                                                   ----------------
                                                                                                                       107,795,262


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.9%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27 [UYU]                                                                                  167,100,000   $     7,567,809
7.625%, 3/21/36                                                                                       27,165,000        29,881,500
-----------------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                                    232,960,000        11,737,458
8%, 11/18/22                                                                                          24,380,000        27,183,700
                                                                                                                   ----------------
                                                                                                                        76,370,467

                                                                                                                   ----------------
Total Foreign Government Obligations (Cost $1,714,114,960)                                                           1,783,405,233

-----------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of Ukraine
Loan Participation Nts., 8.40%, 2/9/16                                                                13,130,000        13,523,900
-----------------------------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts., Series 28,
Tranche 1, 7.25%, 11/25/09 [RUR]                                                                     524,200,000        20,703,501
-----------------------------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts., Series 23, Tranche 1,
8%, 9/30/09 3 [RUR]                                                                                  134,000,000         5,281,969
                                                                                                                   ----------------
Total Loan Participations (Cost $37,701,191)                                                                            39,509,370

-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--26.1%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.5%
-----------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                                   6,906,000         7,078,650
9% Sr. Unsec. Nts., 7/1/15                                                                             4,109,000         4,447,993
-----------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                              4,027,000         4,228,350
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                                  4,351,000         4,503,285
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                                3,134,000         3,384,720
-----------------------------------------------------------------------------------------------------------------------------------
Visteon Corp., 8.25% Sr. Unsec. Nts., 8/1/10                                                           7,050,000         7,032,375
                                                                                                                   ----------------
                                                                                                                        30,675,373
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                     8,035,000         8,238,647
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13                                            2,985,000         3,268,575
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Education Management LLC/Education Management Corp., 10.25% Sr.
Unsec. Sub. Nts., 6/1/16                                                                               3,595,000         3,801,713
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.6%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                                                                                 2,100,000         2,168,250
-----------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14                                                           760,000           731,500
-----------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                                             5,135,000         5,135,000
-----------------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 2                                    4,950,000         4,257,000
-----------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                                   700,000           691,250
8% Sr. Nts., 11/15/13                                                                                  2,100,000         2,139,375
-----------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 3                                                   5,255,000         5,596,575
-----------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                                        2,322,000         2,208,803
9% Sr. Sub. Nts., 3/15/12                                                                              7,407,000         7,758,833
-----------------------------------------------------------------------------------------------------------------------------------


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Mandalay Resort Group:
9.375% Sr. Sub. Nts., 2/15/10                                                                    $     3,370,000   $     3,572,200
10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                                          5,221,000         5,240,579
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                                          100,000            91,375
6.75% Sr. Unsec. Nts., 4/1/13                                                                          3,355,000         3,204,025
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                    6,410,000         6,586,275
-----------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                                   1,745,000         1,701,375
6.375% Sr. Sub. Nts., 7/15/09                                                                          3,427,000         3,409,865
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                                   2,540,000         2,482,850
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                                   1,000,000           995,000
8% Sr. Sub. Nts., 4/1/12                                                                               3,150,000         3,268,125
-----------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14 3                                                          1,150,000         1,115,500
-----------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                          8,939,000         9,196,443
-----------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                                     1,745,000         1,797,350
6.875% Sr. Sub. Nts., 12/1/11                                                                            100,000           102,125
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                                      7,375,000         7,633,125
-----------------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 2                                                  2,375,000         2,630,313
-----------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 3,4,5                                                      10,850,000                --
-----------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                                         3,226,000         3,201,805
9.625% Sr. Nts., 6/1/14                                                                                1,631,000         1,520,908
9.75% Sr. Nts., 4/15/13                                                                                1,050,000           993,563
-----------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                                    10,625,000         9,456,250
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                                    1,660,000         1,473,250
-----------------------------------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                                   4,600,000         5,221,000
-----------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                             9,100,000         9,077,250
-----------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                                      3,958,000         4,205,375
-----------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                                       1,800,000         1,761,750
-----------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                 11,053,000        10,707,594
                                                                                                                   ----------------
                                                                                                                       131,331,856
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                                       6,629,000         6,297,550
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                        2,813,000         3,050,105
-----------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                           2,978,000         2,754,650
-----------------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                                         2,724,000         2,792,100
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                                    1,300,000         1,339,000
-----------------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                       2,091,000         2,153,730
-----------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                                   2,125,000         2,018,750
-----------------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                               1,925,000         1,997,188
-----------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                                    3,745,000         3,632,650
-----------------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                                      3,821,000         3,610,845
                                                                                                                   ----------------
                                                                                                                        29,646,568
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                                 3,725,000         3,725,000
-----------------------------------------------------------------------------------------------------------------------------------


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS CONTINUED
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 2                                        $     2,100,000   $     2,058,000
                                                                                                                   ----------------
                                                                                                                         5,783,000
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.2%
Adelphia Communications Corp.:
7.875% Escrow Shares, Series B, 5/1/09 4,5                                                             1,400,000           430,500
8.125% Escrow Shares, Series B, 7/15/03 4,5                                                            2,325,000           729,469
8.375% Escrow Shares, Series B, 2/1/08 4,5                                                             4,236,000         1,329,045
9.25% Escrow Shares, Series B, 10/1/02 4,5                                                             6,065,000         1,895,313
9.875% Escrow Shares, Series B, 3/1/08 4,5                                                             1,800,000           564,750
10.25% Escrow Shares, Series B, 6/15/11 4,5                                                            1,000,000           327,500
10.875% Escrow Shares, Series B, 10/1/10 4,5                                                             400,000           126,000
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                    4,496,000         4,540,960
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                               1,850,000         1,822,250
-----------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                                   1,050,000         1,002,750
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                          5,200,000         4,953,000
-----------------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts., 12/15/15 2                                                 2,400,000         2,436,000
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
10.25% Sr. Unsec. Nts., 9/15/10                                                                        2,850,000         2,992,500
10.25% Sr. Unsec. Nts., Series B, 9/15/10                                                              7,005,000         7,346,494
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Operating LLC/Charter Communications
Operating Capital Corp., 8.375%
Sr. Nts., Second Lien, 4/30/14 2                                                                      13,529,000        13,833,403
-----------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 13                                             7,529,000         6,889,035
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                                                                       1,100,000         1,050,500
7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                                                        6,754,000         6,737,115
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts., 11/15/09                        4,340,000         4,508,175
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                                2,609,000         2,710,099
9.875% Sr. Sub. Nts., 8/15/13                                                                          4,627,000         4,974,025
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 13                                                                   3,800,000         3,595,750
8% Unsec. Nts., 11/15/13                                                                              15,658,000        15,971,160
-----------------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 6.375% Sr. Unsec. Nts., 6/15/15                      2,850,000         2,686,125
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp.:
6.625% Sr. Unsec. Nts., 10/1/14                                                                        6,263,000         5,996,823
7% Sr. Unsec. Nts., 10/1/13                                                                            2,250,000         2,227,500
7.125% Sr. Unsec. Nts., 2/1/16                                                                         2,500,000         2,456,250
-----------------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14                         1,925,000         1,915,375
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                                             7,015,000         7,120,225
-----------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                                   4,277,000         4,073,843
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                                     1,800,000         1,804,500
-----------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                     3,433,000         3,372,923
-----------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 13                                              7,700,000         6,737,500
-----------------------------------------------------------------------------------------------------------------------------------


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Mediacom Broadband LLC/Mediacom Broadband Corp.:
8.50% Sr. Nts., 10/15/15 2                                                                       $     5,135,000   $     5,186,350
8.50% Sr. Unsec. Nts., 10/15/15                                                                        1,985,000         2,004,850
-----------------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                                    5,068,000         5,194,700
-----------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                           2,400,000         2,010,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                                   4,775,000         4,130,375
-----------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co.:
0%/12.50% Sr. Sub. Disc. Nts., 8/1/16 2,13                                                             5,645,000         4,007,950
10% Sr. Nts., 8/1/14 2                                                                                 7,605,000         8,080,313
-----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 1,2                                         4,435,000         4,601,313
-----------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                                   5,517,000         5,834,228
8.875% Sr. Unsec. Nts., 5/15/11                                                                        1,831,000         1,890,508
-----------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2                                                1,675,000         1,658,250
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                            11,085,000        10,558,463
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                            10,645,000        10,139,363
6.875% Sr. Nts., 1/15/13                                                                               7,100,000         6,762,750
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                                           10,665,000        11,144,925
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875% Sr. Sub. Nts., 12/15/12 2                                    4,440,000         4,756,350
-----------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                         3,292,000         3,386,645
-----------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                                                2,199,000         2,297,955
-----------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                                 14,117,000        13,258,914
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                                       5,441,000         5,604,230
-----------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                                           1,430,000         1,408,550
-----------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                            3,916,000         3,994,320
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                             3,200,000         3,152,000
-----------------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                                     2,300,000         2,150,500
-----------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 13                                               9,658,000         7,388,370
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14                                       2,290,000         2,255,650
                                                                                                                   ----------------
                                                                                                                       262,014,679
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                                     8,085,000         8,226,488
-----------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                                           7,150,000         7,686,250
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                                 2,200,000         2,431,000
                                                                                                                   ----------------
                                                                                                                        18,343,738
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                               3,477,000         3,320,535
-----------------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 10.50% Sr. Sub. Nts., 6/1/17 2                                                  7,310,000         6,706,925
-----------------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 3,4,5                                                   4,300,000           537,500
-----------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc., 10.981% Sr. Sec. Nts., 1/15/14 1                                               4,855,000         3,623,044
-----------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                      1,700,000         1,734,000
                                                                                                                   ----------------
                                                                                                                        15,922,004
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                                                6,095,000         6,475,938
-----------------------------------------------------------------------------------------------------------------------------------


                     18 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                        $     7,158,000   $     7,694,850
-----------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 3                                                     1,750,000         1,815,625
-----------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                                      2,970,000         2,806,650
                                                                                                                   ----------------
                                                                                                                        18,793,063
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.2%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc.:
7.25% Sr. Nts., 5/15/17 2                                                                              1,971,000         1,931,580
7.25% Sr. Nts., 9/1/16                                                                                 1,260,000         1,234,800
8.125% Sr. Sub. Nts., 1/15/12                                                                          2,125,000         2,172,813
                                                                                                                   ----------------
                                                                                                                         5,339,193
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                         8,304,000         8,528,947
-----------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                      14,256,000        17,294,652
-----------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,4,5,14                                                   8,836,185                --
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                                           3,951,000         4,015,204
                                                                                                                   ----------------
                                                                                                                        29,838,803
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                                    1,385,000         1,326,138
8.625% Sr. Sub. Nts., 12/15/12                                                                         4,055,000         4,207,063
-----------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                                1,991,000         1,995,978
8.875% Sr. Unsec. Nts., 3/15/11                                                                          641,000           634,590
-----------------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                                            3,700,000         2,904,500
-----------------------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 2                                                         5,365,000         5,579,600
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr. Sub. Nts., 4/1/17 2               9,073,000         8,778,128
-----------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                                   3,436,000         3,461,770
8% Sr. Nts., Series B, 10/15/09                                                                        1,300,000         1,345,500
                                                                                                                   ----------------
                                                                                                                        30,233,267
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                           2,100,000         2,023,875
-----------------------------------------------------------------------------------------------------------------------------------
Nutro Products, Inc., 10.75% Sr. Sub. Nts., 4/15/14 2                                                  1,535,000         1,791,409
-----------------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc., 7.375% Sr. Unsec. Sub. Nts., 2/1/15                                             4,300,000         3,477,625
                                                                                                                   ----------------
                                                                                                                         7,292,909
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                             4,075,000         4,125,938
-----------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                               3,392,000         3,510,720
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                                    3,728,000         3,849,160
-----------------------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Nts., 11/15/14 2                                                                             5,723,000         5,765,923
10.50% Sr. Sub. Nts., 11/15/16 2                                                                       3,525,000         3,560,250
                                                                                                                   ----------------
                                                                                                                        20,811,991
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                                   8,170,000         8,521,269


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--2.4%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16                                     $     1,675,000   $     1,608,000
-----------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                                          1,200,000         1,243,500
-----------------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                                           851,000           851,000
-----------------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                                             2,010,000         1,929,600
-----------------------------------------------------------------------------------------------------------------------------------
RathGibson, Inc., 11.25% Sr. Unsec. Nts., 2/15/14 3                                                    1,665,000         1,756,575
-----------------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                                       3,381,000         3,402,131
                                                                                                                   ----------------
                                                                                                                        10,790,806
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.3%
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                                       3,481,000         3,359,165
-----------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                           1,715,000         1,719,288
-----------------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                                        910,000           921,375
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                        2,100,000         2,013,375
6.875% Sr. Unsec. Nts., 1/15/16                                                                        6,997,000         6,874,553
-----------------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                              6,580,000         6,530,650
-----------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                                        995,000         1,014,900
-----------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                               3,745,000         3,801,175
-----------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                                  1,100,000         1,095,875
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                                    2,950,000         2,891,000
-----------------------------------------------------------------------------------------------------------------------------------
Gaz Capital SA, 8.625% Sr. Unsec. Nts., 4/28/34 2                                                     14,315,000        17,900,908
-----------------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                          1,585,000         1,636,513
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                      16,324,000        17,097,382
-----------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                                                                                 50,000            49,500
6.875% Sr. Unsec. Nts., 12/15/13                                                                       1,700,000         1,566,125
-----------------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 2                                                                8,590,000         8,226,815
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                          4,100,000         3,977,000
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec. Nts., 9/15/15                  670,000           659,200
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                        7,020,000         7,020,000
-----------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2                                  26,004,623        25,273,113
-----------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 7.875% Sr. Unsec. Sub. Nts., 5/1/13                                                1,690,000         1,732,250
-----------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                                   5,514,000         5,871,930
-----------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                              4,455,000         4,321,350
-----------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                          2,545,000         2,424,113
7.375% Sr. Sub. Nts., 7/15/13                                                                            100,000           101,500
7.50% Sr. Sub. Nts., 5/15/16                                                                           6,835,000         6,954,613
-----------------------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13 2                                                                        4,580,000         4,557,100
7.50% Sr. Sec. Nts., 11/30/16 2                                                                        9,160,000         9,137,100
-----------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                                   3,460,000         3,200,500
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                                   1,000,000         1,005,000
-----------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                                                       3,425,000         3,493,500
-----------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                                        1,925,000         2,050,125
-----------------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                                                           18,377,000        18,125,235
-----------------------------------------------------------------------------------------------------------------------------------


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                                   $     2,570,000   $     2,563,575
6.625% Sr. Unsec. Nts., 11/1/15                                                                        3,870,000         3,850,650
-----------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                                            2,200,000         2,101,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                                       600,000           573,000
-----------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 3                                             1,100,000         1,108,250
                                                                                                                   ----------------
                                                                                                                       186,798,703
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--6.5%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.4%
Berry Plastics Holding Corp.:
8.875% Sr. Sec. Nts., 9/15/14                                                                          4,055,000         4,125,963
9.235% Sr. Sec. Nts., 9/15/14 1                                                                          930,000           943,950
10.25% Sr. Unsec. Sub. Nts., 3/1/16                                                                    3,846,000         3,846,000
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                        2,103,000         2,145,060
8% Sr. Nts., 6/15/11                                                                                   2,845,000         2,930,350
-----------------------------------------------------------------------------------------------------------------------------------
Eirles Two Ltd., 8.519% Sec. Nts., Series 324, 4/20/12 1,3                                            14,300,000        14,260,103
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                                                                   38,725,000        50,582,811
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                                                                    22,265,000        28,683,986
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 10.09% Sr. Unsec. Nts., 5/3/17 3 [BRR]                                                14,955,000         7,849,631
                                                                                                                   ----------------
                                                                                                                       115,367,854
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
African Development Bank, 9.25% Bonds, 1/18/08 [NGN]                                                 814,100,000         6,745,674
-----------------------------------------------------------------------------------------------------------------------------------
AIB Mortgage Bank, 3.75% Sec. Bonds, Series 2, 4/30/13 [EUR]                                           5,880,000         7,550,729
-----------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14 [EUR]                                   12,090,000        15,803,234
-----------------------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 2                                                                   17,395,000        18,635,264
-----------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 1,2                                                5,425,000         5,519,938
-----------------------------------------------------------------------------------------------------------------------------------
Bank of Ireland Mortgage Bank, 4% Sr. Sec. Nts., Series 6, Tranche 1, 7/5/13 [EUR]                     5,840,000         7,581,132
-----------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 3                                                               4,012,000         4,037,075
-----------------------------------------------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.875% Sec. Nts., 11/14/16 [EUR]                                                       6,680,000         8,396,991
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
10.221% Sr. Unsec. Nts., 7/8/09 3,10                                                                  17,190,000        13,700,430
12.045% Sr. Unsec. Nts., 1/12/10 3,10                                                                 22,570,000        15,347,600
12.989% Sr. Unsec. Nts., 3/9/09 3,10                                                                  17,190,000        12,961,260
-----------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., 6.375% Bonds, 4/30/22 1,2                                                            10,500,000         9,995,349
-----------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                            7,510,000         3,964,455
7.889% Nts., 1/25/12 1 [COP]                                                                       6,712,142,911         3,630,079
-----------------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 2                                           6,585,000         6,815,475
-----------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 3,4,5                                    5,010,000                --
-----------------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 2                                 6,180,000         6,451,920
-----------------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.508% Sec. Nts., Series 2006-003, Tranche E,
7/20/11 1,3                                                                                            5,000,000         5,000,000
-----------------------------------------------------------------------------------------------------------------------------------


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2                                                        $     6,690,000   $     6,673,275
                                                                                                                   ----------------
                                                                                                                       158,809,880
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 3                                                       645,000           662,738
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                                              11,075,000        10,247,221
                                                                                                                   ----------------
                                                                                                                        10,909,959
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
Astana-finance:
7.625% Unsec. Bonds, 2/16/09                                                                           4,440,000         4,424,460
9% Sr. Unsec. Unsub. Bonds, 11/16/11                                                                   3,415,000         3,423,076
-----------------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 2                                            18,811,281        20,128,071
-----------------------------------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17 [EUR]                                                  5,800,000         7,445,446
-----------------------------------------------------------------------------------------------------------------------------------
Banco Invex SA, 24.639% Mtg. Backed Certificates, Series 062U, 3/13/34 1,15 [MXN]                     19,980,000         6,959,273
-----------------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.60% Sec. Nts., Series 2005-93, 12/20/10 1,3                                            6,700,000         6,753,600
-----------------------------------------------------------------------------------------------------------------------------------
Depfa ACS Bank, 3.50% Sec. Nts., 3/16/11 [EUR]                                                         8,430,000        10,948,503
-----------------------------------------------------------------------------------------------------------------------------------
Halyk Savings Bank Kazakhstan Europe BV, 7.75% Nts., 5/13/13 2                                         3,165,000         3,244,125
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Hipotecaria su Casita:
6.10% Mtg. Backed Certificates, Series 06U, 9/25/35 [MXN]                                             17,493,000         5,891,234
6.47% Sec. Nts., 8/26/35 3 [MXN]                                                                      24,775,500         2,277,626
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan, Red Square Capital Ltd., 9% CDO Nts., 11/20/08 3 [RUR]                                     217,000,000         8,443,974
-----------------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                                    3,290,000         3,310,563
-----------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                                               5,105,000         4,913,563
-----------------------------------------------------------------------------------------------------------------------------------
Piazza Vittoria Finance SrL, 6.20% Asset-Backed Nts., 7/20/10 1 [EUR]                                 18,677,181        25,149,797
-----------------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 13                                           14,710,000         6,927,763
-----------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                         1,050,000         1,078,875
10.106% Sr. Unsec. Nts., 5/1/10 1                                                                      1,050,000         1,076,250
                                                                                                                   ----------------
                                                                                                                       122,396,199
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.2%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                            4,224,000         4,461,600
-----------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                                                915,000           909,281
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                                   4,005,000         3,864,825
-----------------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                                          1,920,000         1,905,600
                                                                                                                   ----------------
                                                                                                                        11,141,306
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.3%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 2                                                 7,600,000         7,866,000
-----------------------------------------------------------------------------------------------------------------------------------
Northern Rock plc, 3.625% Sr. Sec. Nts., Series 4, Tranche 1, 3/28/13 [EUR]                            5,950,000         7,585,213
-----------------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27 3                                                  5,054,000         5,281,430
-----------------------------------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11 [EUR]                                                             27,570,000        35,996,416
4% Sec. Mtg. Nts., Series 2, 9/27/16 [EUR]                                                            38,940,000        49,139,871
                                                                                                                   ----------------
                                                                                                                       105,868,930
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.8%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                                           1,685,000         1,596,538


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                             $     3,381,000   $     3,528,814
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                        3,490,000         3,424,563
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                    5,485,000         5,443,863
-----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                           4,167,000         4,198,253
-----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                                    1,710,000         1,198,130
-----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Securities, 6/15/11                    3,288,000         3,419,520
-----------------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                                   1,500,000         1,601,102
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                                       13,556,000        11,556,490
-----------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                                                     2,755,000         3,002,950
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                          1,360,000         1,305,600
6.875% Sr. Sub. Nts., 12/15/15                                                                         1,700,000         1,623,500
-----------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                       1,680,000         1,669,500
-----------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                              5,126,000         4,613,400
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                               3,250,000         2,985,938
7.375% Nts., 2/1/13                                                                                      131,000           119,046
9.875% Sr. Nts., 7/1/14                                                                                8,009,000         7,968,955
-----------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                              200,000           207,000
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                     200,000           215,000
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 13                                9,829,000         8,059,780
                                                                                                                   ----------------
                                                                                                                        66,141,404
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 3                                     150,000           147,000
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.8%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                                 3,455,000         3,368,625
-----------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 2                                                              1,605,000         1,669,200
-----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                                3,955,000         3,836,350
7.625% Sr. Sub. Nts., 2/1/18                                                                           1,160,000         1,177,400
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                          4,267,000         3,978,978
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                   1,900,000         1,800,250
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                        2,420,000         2,299,000
7.625% Sr. Sub. Nts., 6/15/12                                                                            600,000           617,250
                                                                                                                   ----------------
                                                                                                                        18,747,053
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4,5                                                 11,587,000                --
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 3                                             2,457,000         2,512,283
-----------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                                7,610,000         7,571,950
-----------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                                     3,050,000         2,920,375
                                                                                                                   ----------------
                                                                                                                        13,004,608


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc.:
7.375% Sr. Sec. Nts., Series B, 4/15/14 8                                                        $     8,400,000   $     8,337,000
9.25% Sr. Sec. Debs., Series B, 9/1/12                                                                   567,000           596,059
-----------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 3,4,5                                  3,462,000                --
-----------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.50% Sr. Nts., 2/1/15 2                                                                2,555,000         2,612,488
-----------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                            3,450,000         3,398,250
-----------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                    3,490,000         3,367,850
7.50% Sr. Nts., 5/1/11                                                                                 1,600,000         1,630,000
-----------------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                                                   2,250,000         2,306,250
                                                                                                                   ----------------
                                                                                                                        22,247,897
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13 3                                    430,000           425,700
-----------------------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 2                                                   17,398,387        20,269,121
                                                                                                                   ----------------
                                                                                                                        20,694,821
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                           700,000           721,000
-----------------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 2 [BRR]                                            8,680,000         5,478,434
-----------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12 3                                                         1,444,000         1,519,810
                                                                                                                   ----------------
                                                                                                                         7,719,244
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.3%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                                 2,670,000         2,716,725
-----------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                                        2,814,000         2,687,370
-----------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                 3,130,000         3,169,125
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                                      650,000           654,875
-----------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 3                                                 4,355,000         4,235,238
-----------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                     5,355,000         5,529,038
-----------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                      2,200,000         2,161,500
                                                                                                                   ----------------
                                                                                                                        21,153,871
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Avis Budget Car Rental LLC:
7.75% Sr. Unsec. Unsub. Nts., 5/15/16                                                                  1,670,000         1,711,750
7.86% Sr. Unsec. Unsub. Nts., 5/15/14 1                                                                  670,000           683,400
-----------------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                                         1,110,000         1,162,725
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                                    4,375,000         4,856,250
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                        2,225,000         2,219,438
-----------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                            1,022,000         1,027,110
7.50% Sr. Unsec. Nts., 11/1/13                                                                           309,000           313,635
                                                                                                                   ----------------
                                                                                                                        11,974,308
-----------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Ashtead Capital, Inc., 9% Nts., 8/15/16 2                                                              1,725,000         1,815,563
-----------------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                                          1,900,000         2,004,500
-----------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                                  1,725,000         1,746,563
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                       16,809,000        16,472,820
                                                                                                                   ----------------
                                                                                                                        22,039,446


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                                                              $        79,000   $        83,938
-----------------------------------------------------------------------------------------------------------------------------------
Transshipment Megahub Bhd:
5.15% Nts., 11/2/12 3 [MYR]                                                                            7,000,000         2,008,458
6.70% Bonds, Series F, 11/2/12 3 [MYR]                                                                 5,000,000         1,538,450
6.95% Nts., 11/2/12 3 [MYR]                                                                            8,000,000         2,488,400
                                                                                                                   ----------------
                                                                                                                         6,119,246
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.1%
NXP BV/NXP Funding LLC, 9.50% Sr. Unsec. Unsub. Nts., 10/15/15                                         8,193,000         8,111,070
-----------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 4,5                                12,879,000               129
                                                                                                                   ----------------
                                                                                                                         8,111,199
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
RBS Global & Rexnord Corp.:
9.50% Sr. Nts., 8/1/14 2                                                                               2,035,000         2,096,050
11.75% Sr. Sub. Nts., 8/1/16 2                                                                         3,295,000         3,558,600
                                                                                                                   ----------------
                                                                                                                         5,654,650
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 3,4,5 [EUR]                                     2,200,248                --
-----------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 3,4,5                                     2,121,834                --
-----------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 3,4,5 [EUR]                                              6,650,000                --
                                                                                                                   ----------------
                                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts., Series B, 2/15/13                    4,519,000         4,829,681
-----------------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                                           1,970,000         1,979,850
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                                      4,282,000         4,196,360
-----------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13                                                                        4,535,000         4,665,381
10.25% Sr. Unsec. Sub. Nts., 8/15/15                                                                   6,060,000         6,438,750
                                                                                                                   ----------------
                                                                                                                        22,110,022
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.0%
Freescale Semiconductor, Inc., 10.125% Sr. Sub. Nts., 12/15/16 2                                       3,765,000         3,557,925
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.2%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.4%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                                         4,794,000         4,985,760
10.125% Sr. Unsec. Nts., 9/1/08                                                                           75,000            78,375
10.625% Sr. Unsec. Nts., 5/1/11                                                                          857,000           906,278
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15                                                                        1,911,000         2,016,105
7.875% Sr. Unsec. Sub. Nts., 11/15/14                                                                    915,000           984,769
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                                        805,000           897,575
11.625% Sr. Unsec. Nts., 10/15/10                                                                         79,000            85,123
-----------------------------------------------------------------------------------------------------------------------------------
Ineos Group Holdings plc, 8.50% Nts., 2/15/16 2                                                        3,850,000         3,782,625
-----------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 13                                   2,750,000         2,365,000
-----------------------------------------------------------------------------------------------------------------------------------


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14                                                                      $     4,800,000   $     4,956,000
8.25% Sr. Unsec. Nts., 9/15/16                                                                         2,560,000         2,688,000
10.50% Sr. Sec. Nts., 6/1/13                                                                           4,000,000         4,340,000
-----------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.50% Sr. Sub. Nts., 11/15/14                                          700,000           707,000
-----------------------------------------------------------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp., 9.50% Sr. Unsec. Nts.,
12/1/12                                                                                                1,476,000         1,546,110
                                                                                                                   ----------------
                                                                                                                        30,338,720
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 2,16                                              17,200,000        16,790,812
-----------------------------------------------------------------------------------------------------------------------------------
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 13                                                6,440,000         4,701,200
                                                                                                                   ----------------
                                                                                                                        21,492,012
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                                   4,755,000         4,576,688
-----------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                         4,040,000         4,080,400
-----------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                                        1,350,000         1,365,188
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                                  7,014,000         7,127,978
-----------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                                5,988,000         6,152,670
9.50% Sr. Sub. Nts., 8/15/13                                                                           2,655,000         2,771,156
-----------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                                4,150,000         4,139,625
-----------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                                           313,000           329,433
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
7.75% Sr. Sec. Nts., 5/15/11                                                                           3,042,000         3,137,063
8.25% Sr. Unsec. Nts., 5/15/13                                                                         2,031,000         2,112,240
8.75% Sr. Sec. Nts., 11/15/12                                                                          7,952,000         8,329,720
8.875% Sr. Sec. Nts., 2/15/09                                                                          5,788,000         5,918,230
-----------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 11.85% Sr. Sec. Nts., 6/15/09 5,14                                                       2,618,621         2,828,111
-----------------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                                             6,508,000         5,727,040
-----------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 8.375% Sr. Nts., 7/1/12                                                         3,410,000         3,431,313
-----------------------------------------------------------------------------------------------------------------------------------
Vitro SA de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12 2                                                                5,205,000         5,309,100
9.125% Sr. Unsec. Nts., 2/1/17 2                                                                       8,840,000         9,105,200
                                                                                                                   ----------------
                                                                                                                        76,441,155
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                                         3,881,000         3,900,405
7.875% Sr. Unsec. Nts., 2/15/09                                                                          483,000           484,208
-----------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                                 12,160,000        13,716,480
8.875% Nts., 11/17/14 2                                                                                1,845,000         2,081,160
-----------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                                   2,305,000         2,336,694
-----------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 3,4,5                             1,586,000                --
-----------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                          3,201,000         3,549,173
-----------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 3                                               2,275,000         2,439,938
-----------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                                                        7,610,000         7,847,813
                                                                                                                   ----------------
                                                                                                                        36,355,871


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                                  $     1,100,000   $     1,069,750
-----------------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                                     1,500,000         1,460,625
-----------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                                    1,745,000         1,712,281
-----------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                                2,800,000         2,530,500
-----------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verson Paper, Inc.:
9.106% Sr. Sec. Nts., 8/1/14 1,2                                                                       2,065,000         2,116,625
11.375% Sr. Sub. Nts., 8/1/16 2                                                                        2,065,000         2,214,713
                                                                                                                   ----------------
                                                                                                                        11,104,494
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.3%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13 2                                                14,735,000        14,200,856
-----------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 3,4,5                               6,401,538                --
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 6/15/16                                                 1,915,000         2,154,375
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                              4,200,000         4,284,000
8.625% Sr. Nts., 1/15/15                                                                               3,840,000         3,955,200
-----------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings ApS, 8.875% Sr. Nts., 5/1/16 2                                           1,665,000         1,773,225
-----------------------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                                1,545,000         1,626,113
-----------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Unsec. Nts., 6/15/16                                                                            3,380,000         3,557,450
9% Sr. Unsec. Nts., 8/15/14                                                                            5,797,000         6,072,358
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                                                5,325,000         5,444,813
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp.:
7.50% Sr. Unsec. Nts., 10/1/14                                                                         1,315,000         1,354,450
8.875% Unsec. Unsub. Nts., 3/15/12                                                                    17,830,000        19,300,975
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 2 [PEN]                                          21,925,200         7,672,781
-----------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 3,4,5                                                         5,135,000                --
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                              8,080,000         8,605,200
-----------------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15                          1,740,000         1,831,592
-----------------------------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                                                                        3,640,000         3,749,200
11% Sr. Unsec. Sub. Nts., 10/15/16                                                                     1,515,000         1,590,750
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                                  2,560,000         2,688,000
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                                  2,560,000         2,720,000
                                                                                                                   ----------------
                                                                                                                        92,581,338
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Alamosa Delaware, Inc., 11% Sr. Unsec. Nts., 7/31/10                                                     131,000           138,793
-----------------------------------------------------------------------------------------------------------------------------------
America Movil SAB de CV, 8.46% Bonds, 12/18/36 2 [MXN]                                                33,200,000         3,128,086
-----------------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                                1,174,000         1,235,635
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                                         750,000           770,625
7.50% Sr. Nts., 5/1/12                                                                                 3,447,000         3,559,028
-----------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 3,4,5                                      21,747,000                --
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications
Corp., 10.125% Sr. Nts., 6/15/13                                                                       7,260,000         7,822,650
-----------------------------------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 9.375% Sr. Unsec. Nts., 11/1/14                                          3,035,000         3,148,813
-----------------------------------------------------------------------------------------------------------------------------------


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                     $     1,060,000   $     1,113,000
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                               3,521,000         3,697,050
9.606% Sr. Unsec. Nts., 10/15/12 1                                                                     1,000,000         1,025,000
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15 8                                      52,295,000        52,317,853
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
7.50% Sec. Nts., 3/15/15                                                                               5,181,000         5,558,084
8% Sr. Sub. Nts., 12/15/12                                                                             3,994,000         4,254,473
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10                                                          5,668,000         5,951,400
                                                                                                                   ----------------
                                                                                                                        93,720,490
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.9%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Edison Mission Energy:
7% Sr. Nts., 5/15/17 2                                                                                 9,370,000         8,878,075
7.50% Sr. Unsec. Nts., 6/15/13                                                                         1,690,000         1,681,550
7.75% Sr. Unsec. Nts., 6/15/16                                                                         2,365,000         2,365,000
-----------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 2                                                                             4,195,000         4,299,875
8.80% Sr. Nts., 1/30/17 2                                                                              5,240,000         5,619,900
-----------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 2                                                                                 7,460,000         7,581,225
7.75% Nts., 10/17/16 2                                                                                 6,890,000         7,010,575
-----------------------------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16 [PHP]                                                           421,000,000         8,402,523
6.875% Nts., 11/2/16 2                                                                                 5,440,000         5,480,800
9.625% Unsec. Bonds, 5/15/28                                                                          12,365,000        15,765,375
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                                      900,000           922,500
-----------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                               7,387,000         7,298,799
                                                                                                                   ----------------
                                                                                                                        75,306,197
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.9%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                                                        9,448,000        10,014,880
-----------------------------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 2                                            3,594,000         3,827,610
-----------------------------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 2                                                              4,230,000         4,098,375
-----------------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                              2,791,697         3,056,908
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                  3,260,000         3,219,250
8.75% Sr. Nts., 2/15/12                                                                                3,660,000         3,788,100
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                                         14,600,000        15,147,500
9.125% Sr. Unsec. Nts., 5/1/31                                                                         2,900,000         3,190,000
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
6/30/12                                                                                                3,535,924         3,714,930
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                                               8,000,000         8,050,000
7.375% Sr. Nts., 2/1/16                                                                               15,330,000        15,406,650
                                                                                                                   ----------------
                                                                                                                        73,514,203
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                           1,350,000         1,362,076


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                          $     1,331,000   $     1,371,542
7.75% Sr. Nts., 8/1/10                                                                                 1,700,000         1,776,310
8.50% Sr. Nts., 4/15/11                                                                                2,507,000         2,679,028
-----------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                        700,000           680,296
                                                                                                                   ----------------
                                                                                                                         6,507,176
                                                                                                                   ----------------
Total Corporate Bonds and Notes (Cost $2,158,738,098)                                                                2,121,683,249

                                                                                                          SHARES
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 3,4,14                                              338,141                --
-----------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-
Vtg. 3,4                                                                                                  44,000                --
-----------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 3,4,14                                                   5,816                --
-----------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 4,14                                                                                 1,891        17,013,422
9.75% Cv., Series A 3,4,14                                                                                     1             3,420
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 3                                          62,690         8,980,343
                                                                                                                   ----------------
Total Preferred Stocks (Cost $37,978,871)                                                                               25,997,185

-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Adelphia Recovery Trust 3,4                                                                           16,784,529         1,678,453
-----------------------------------------------------------------------------------------------------------------------------------
Arco Capital Corp. Ltd. 3,4                                                                            2,383,674        35,755,110
-----------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                               439,641        18,245,102
-----------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 3,4                                                                      56,936                --
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                         199,660        17,404,362
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG 12                                                                                     99,275         9,128,336
-----------------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 3,4                                                                           32,791           508,261
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                            7,070         1,532,423
-----------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 3,4                                                                                799,833                --
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                    206,496        18,126,219
-----------------------------------------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 4                                                                                  2,361,620         3,235,419
-----------------------------------------------------------------------------------------------------------------------------------
Societe des Autoroutes Paris-Rhin-Rhone 12                                                                12,704         1,293,010
-----------------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., Liquidating Trust 3,4                                                  7,998,920                --
-----------------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                               69,953         4,187,658
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., Cl. A 4                                                                          58,342         2,285,256
-----------------------------------------------------------------------------------------------------------------------------------
Unibail-Rodamco                                                                                            5,661         1,445,899
                                                                                                                   ----------------
Total Common Stocks (Cost $114,953,113)                                                                                114,825,508

                                                                                                           UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp. Wts., Exp. 2/28/11 4                                                                    4,020            31,546
-----------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 3,4                                                       800                --
-----------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,4                                                   4,610                --


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                           UNITS             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp.
4/15/20 3,4                                                                                               11,835   $       443,813
                                                                                                                   ----------------
Total Rights, Warrants and Certificates (Cost $30,592)                                                                     475,359

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--17.0%
-----------------------------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 8.694%, 4/8/09 1,2 [EUR]                                          5,100,000         6,894,163
-----------------------------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.86%, 6/1/09 1,2                                  6,500,000         6,615,700
-----------------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Linked Nts.:
8.485%, 6/13/08 1,2                                                                                    2,750,000         2,748,928
9.36%, 8/31/09 1                                                                                       3,950,000         3,993,450
-----------------------------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.708%, 5/19/09 1,2                                       7,450,000         7,360,749
-----------------------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 18.10%, 1/7/09 1,2                                   5,260,000         5,335,087
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 11.278%, 5/22/08 3,15  [ARP]                              10,655,000         9,729,579
Argentina (Republic of) Credit Linked Nts., 4%, 5/18/09 3  [ARP]                                       4,978,000         4,544,566
Argentina (Republic of) Unsec. Credit Linked Nts., 20.616%,
4/16/10 3,15 [ARP]                                                                                       170,837            90,155
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                             22,581,000        12,095,785
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                             35,445,000        18,986,542
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.407%,
1/5/10 10 [BRR]                                                                                       19,079,551         7,662,403
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 16.41%,
1/2/09 10 [BRR]                                                                                       18,185,594         8,092,090
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.527%,
1/3/08 10 [BRR]                                                                                       15,856,964         7,795,963
Colombia (Republic of) Credit Linked Bonds, 11%, 7/24/20 [COP]                                     7,580,000,000         4,143,861
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                           4,498,269,508         2,689,113
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              10,490,000,000         6,271,033
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                               8,514,000,000         5,089,760
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                               7,206,900,000         4,308,361
Dominican Republic Credit Linked Nts., 10.086%, 3/20/08 3,10 [DOP]                                    77,800,000         2,142,063
Dominican Republic Credit Linked Nts., 11.102%, 7/2/07 10 [DOP]                                       61,400,000         1,852,187
Dominican Republic Credit Linked Nts., 22%, 10/3/11 [DOP]                                            104,800,000         4,088,838
Dominican Republic Credit Linked Nts., 9.522%, 5/12/08 9,10 [DOP]                                     62,910,000         1,753,453
Dominican Republic Credit Linked Nts., 9.826%, 3/20/08 10 [DOP]                                       71,810,000         2,028,454
Dominican Republic Credit Linked Nts., 9.931%, 12/24/07 10 [DOP]                                      70,460,000         2,038,602
Dominican Republic Unsec. Credit Linked Nts., 12.613%, 9/24/07 10 [DOP]                              287,500,000         8,513,287
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12 [DOP]                                     174,700,000         5,534,290
Dominican Republic Unsec. Credit Linked Nts., 9.696%, 3/10/08 10 [DOP]                               117,920,000         3,342,799
Dominican Republic Unsec. Credit Linked Nts., Series 007, 9.302%,
5/12/08 10 [DOP]                                                                                     136,200,000         3,787,206
Egypt (The Arab Republic of) Credit Linked Nts., 20.896%, 7/12/07 3,10 [EGP]                          34,080,000         5,972,875
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.467%,
2/28/08 3,10 [EGP]                                                                                    33,160,000         5,542,919
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%,
2/16/08 [EGP]                                                                                         24,890,000         4,503,155
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10 [GHC]                                     103,300,000,000        11,614,839
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 [NGN]                             1,846,000,000        17,190,068


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Credit Linked Nts., 14.75%, 7/22/07 10 [NGN]                      $    949,900,000   $     7,432,734
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%, 4/4/11 [NGN]                  1,342,000,000        12,539,817
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12 3                                             14,180,000        14,180,000
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 1,3 [RUR]                                       78,340,000         3,091,026
Russian Federation Credit Linked Nts., Series 2, 7.50%, 12/4/08 1 [RUR]                              195,600,000         7,702,494
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                                        6,780,000         1,462,058
Zambia (Republic of) Credit Linked Nts., 8.944%, 2/21/08 10 [ZMK]                                 23,525,000,000         5,782,026
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 1 [UAH]                                       16,740,000         3,431,332
EES Total Return Linked Nts., 7.10%, 12/12/08 1 [RUR]                                                136,800,000         5,371,066
Gazprom Total Return Linked Nts., 6.79%, 10/29/09 [RUR]                                              271,550,000        10,773,540
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09 [RUR]                                    266,360,000        10,787,557
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 3 [IDR]                            71,300,000,000         8,753,999
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09 1,3 [RUR]                                 242,139,000         9,629,272
Moitk Total Return Linked Nts., 8.966%, 3/26/11 1,3 [RUR]                                            208,910,000         8,121,052
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 3 [RUR]                           220,335,000         9,593,003
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 [RUR]                               230,200,000         9,864,922
NAK Naftogaz of Ukraine Credit Linked Nts., 5%, 1/20/09 3                                             14,720,000        15,217,242
Orenburgskaya IZHK Total Return Linked Nts., 9.24%, 2/21/12 1,3 [RUR]                                417,305,000        16,335,639
Rurail Total Return Linked Nts., 6.67%, 1/22/09 1 [RUR]                                              189,120,000         7,417,912
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108, 8.80%, 12/20/07 3 [RUR]           553,980,000        21,888,504
Turkey (Republic of) Credit Linked Nts., Series EMG 59, 21.599%, 7/16/08 10 [TRY]                     21,110,000        13,451,083
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%, 12/30/09 [UAH]                       16,568,000         3,640,793
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%, 1/19/17 3 [VND]                 53,361,000,000         3,519,180
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation Administration Credit Linked Nts., 8.59%,
5/20/10 1 [RUR]                                                                                      320,000,000        12,476,822
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                         200,000            43,950
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%, 12/30/09 [UAH]                        4,995,000         1,097,644
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%, 12/30/09 [UAH]                       32,180,000         7,071,507
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, Russian Moscoblgaz-Finance Total Return Linked Nts., 9.25%, 6/24/12 9 [RUR]     368,300,000        14,327,972
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.278%, 12/21/11 3 [ARP]                                 20,050,000        18,373,763
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts.,
9.09%, 1/5/11 3 [MXN]                                                                                 68,092,313         6,334,315
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de CV Credit Linked Nts.,
9.65%, 1/5/11 3 [MXN]                                                                                 44,634,706         4,152,162
Brazil Real Credit Linked Nts., 14.389%, 3/3/10 10 [BRR]                                              35,170,920        18,411,402
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                                     11,400,000         9,604,974
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 3 [COP]                                 8,909,000,000         5,309,456
Colombia (Republic of) Total Return Linked Bonds, Series 002, 11%, 7/28/20 [COP]                     220,000,000           120,269


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Egypt (The Arab Republic of) Credit Linked Nts., 9.537%, 2/5/08 3,10 [EGP]                      $     22,870,000   $     3,792,985
Egypt (The Arab Republic of) Total Return Linked Nts., 10.576%, 9/12/07 3,10 [EGP]                    45,250,000         7,801,521
European Investment Bank, Russian Federation Credit Linked Nts., 5.702%, 1/19/10 10                    5,820,000         5,008,110
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 3                                                         10,304,973        10,614,122
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%, 3/20/09 [KZT]                  1,409,410,000        11,661,575
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                             6,360,000         6,609,948
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                                6,494,933         8,148,543
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                              369,400,000         3,134,602
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                                 496,600,000         4,425,887
OAO Gazprom I Credit Nts., 9.407%, 10/20/07                                                            7,760,000         7,988,847
Peru (Republic of) Credit Linked Nts., 6.665%, 2/20/11 1                                               8,015,000         8,210,212
RosSelkhoz Bank Total Return Linked Nts., 7.082%, 2/22/08 10 [RUR]                                   221,550,000         8,248,882
Russian Federation Credit Linked Nts., 0%, 12/2/09 10 [RUR]                                          162,122,000         6,604,749
Russian Federation Credit Linked Nts., 7.054%, 2/22/08 10 [RUR]                                      302,900,000        11,279,874
Russian Federation Credit Linked Nts., 7.302%, 2/21/08 10 [RUR]                                      146,800,000         5,465,746
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                            199,715,000         8,499,601
Russian Railways Total Return Linked Bonds, 6.67%, 1/26/09 1 [RUR]                                   272,550,000        10,699,848
Russian Unified Energy Systems Total Return Linked Nts., Series FSK3, 7.10%, 12/16/08 1 [RUR]        194,210,000         7,621,485
Sberbank Total Return Linked Nts., 6.734%, 2/27/08 10 [RUR]                                          295,380,000        11,001,095
Sberbank Total Return Linked Nts., 6.743%, 2/20/08 10 [RUR]                                          221,550,000         8,262,232
Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%, 4/20/17 3 [VND]         128,300,000,000         7,975,513
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                         5,690,000         6,009,152
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                                       5,740,000         6,066,950
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                         5,740,000         6,077,225
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                                       5,740,000         6,082,678
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                         5,740,000         6,083,309
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 3 [UAH]                                     20,907,600         7,755,843
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                       2,231,000           495,095
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                       7,904,000         1,754,025
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 3 [MXN]                                       44,654,597         4,154,012
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09 3                                     16,060,000        16,096,296
-----------------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index, Pass-Through Certificates, 8.25%, Series 4-T1, 6/29/10 3              12,823,100        13,336,024
-----------------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%, 12/8/11 1 [RUR]                        134,130,000         5,372,083
-----------------------------------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.605%, 4/8/09 1,2                                                5,790,000         5,873,955
-----------------------------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.255%, 8/10/11 1,2                                       7,010,000         7,124,193
-----------------------------------------------------------------------------------------------------------------------------------
Foundation Re II Ltd. Catastrophe Linked Nts., 15.16%, 1/8/09 1,3                                      3,706,000         3,668,940
-----------------------------------------------------------------------------------------------------------------------------------
Foundation Re Ltd. Catastrophe Linked Nts., 9.46%, 11/24/08 1,2                                        5,250,000         4,997,423
-----------------------------------------------------------------------------------------------------------------------------------
Fusion 2007 Ltd. Catastrophe Linked Nts., 11.34%, 5/19/09 1,3                                          8,300,000         8,304,150
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%, 3/29/17 10 [TRY]               77,520,000        15,639,845
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.48%, 2/8/37
10 [COP]                                                                                         237,059,200,000         5,664,124
-----------------------------------------------------------------------------------------------------------------------------------


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return Linked Nts., 8%, 5/13/09 1 [RUR]        374,900,000   $    15,008,026
-----------------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%, 12/30/09 3 [UAH]           38,336,000         8,654,218
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 11.232%, 12/19/11 3 [ARP]                                 19,065,000        17,318,814
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12 [BRR]                                21,280,000        11,964,898
Brazil (Federal Republic of) Credit Linked Nts., 15.539%, 1/2/15 10 [BRR]                             85,087,010        20,598,379
Brazil (Federal Republic of) Credit Linked Nts., 17.567%, 11/30/12 10 [ARP]                           29,015,000         9,071,410
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 3 [BRR]                                  32,035,000        27,789,906
Colombia (Republic of) Credit Linked Bonds, 10.244%, 10/31/16 3,10 [COP]                          52,420,000,000        10,826,576
Colombia (Republic of) Credit Linked Bonds, 10.266%, 1/5/16 10 [COP]                             121,000,000,000        27,214,204
Colombia (Republic of) Credit Linked Bonds, 11.268%, 8/3/20 10 [COP]                              85,910,000,000        12,042,056
Colombia (Republic of) Credit Linked Bonds, Series A, 10.244%, 10/31/16 3,10 [COP]                52,197,000,000        10,780,519
Peru (Republic of) Credit Linked Nts., 8.193%, 9/2/15 10 [PEN]                                        25,410,000         4,703,178
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10                                              9,185,000         9,121,624
-----------------------------------------------------------------------------------------------------------------------------------
JSC Astana Finance, 9.16% Nts., 3/14/12 3                                                             26,000,000        25,342,927
-----------------------------------------------------------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts., 11.849%, 12/31/09 1,2                                        7,580,000         7,793,756
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total Return Linked Nts., 7.90%,
2/9/10 [RON]                                                                                           6,371,800         2,857,166
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
CMS 10 yr. Curve Credit Linked Nts., 6%, 2/5/17                                                       49,020,000        46,201,350
Microvest Capital Management LLC Credit Linked Nts., 10.75%, 5/24/12 3                                27,550,000        27,550,000
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10 [RON]                                   16,840,300         7,279,331
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08 [RON]                                  19,560,000         8,597,027
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/19/10 [RON]                                   1,558,000           681,174
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 [RON]                                   1,548,000           680,681
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 [RON]                                   3,738,000         1,643,660
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08 [RON]                                  14,496,100         6,475,613
-----------------------------------------------------------------------------------------------------------------------------------
Medquake Ltd. Catastrophe Linked Nts., 10.46%, 5/31/10 1,3                                             4,000,000         4,003,000
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 3 [COP]                                   7,680,000,000         3,965,476
Renaissance Capital International Services Ltd. Total Return Linked Nts., 10.50%, 10/7/08 3
[RUR]                                                                                                277,000,000        10,767,945
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Russian Federation Total Return Linked Securities, Series 007, Cl. VR, 5%,
8/15/34 [RUR]                                                                                        366,050,000        12,815,628
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 3 [RUR]                                          164,588,317         6,654,040
Total Return Linked Nts., Series B, 11%, 6/30/12 3 [RUR]                                             134,640,342         5,443,292
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                                   2,138,000,000        17,684,472
Brazil (Federal Republic of) Linked Nts., 12.563%, 1/5/22 10 [BRR]                                   109,310,000        12,296,667
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 [BRR]                                    38,023,494        27,123,031
Philippines (Republic of the) Credit Linked Nts., 10.20%, 9/20/15 3                                    3,350,000         4,051,320
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 3                                   17,240,000        20,084,936
Philippines (Republic of the) Credit Linked Nts., 8.21%, 6/20/16 1,3                                   4,070,000         4,401,689
Sukhoi Co. Total Return Linked Nts., 7.85%, 3/31/17 1,3 [RUR]                                        372,600,000        14,556,668


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States Credit Linked Nts., 5.64%, 11/20/15                                       $        300,000   $       315,037
WTI Trading Ltd. Total Return Linked Nts., Series A, 0%, 2/6/09 3,10                                  13,780,000        14,469,000
WTI Trading Ltd. Total Return Linked Nts., Series B, 0%, 2/6/09 3,10                                  18,430,000        19,351,500
-----------------------------------------------------------------------------------------------------------------------------------
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A, 17.26%, 6/21/10 1,3                      7,410,000         7,410,000
-----------------------------------------------------------------------------------------------------------------------------------
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts., Series D, 10.356%,
1/15/10 1,2                                                                                            3,230,000         3,264,238
-----------------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts., Series B, 13.81%, 6/6/08 1,2                     4,600,000         4,345,965
-----------------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Nts., Series CL3, 17.61%, 6/7/10 1,3                                      3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts.:
Cl. A-I, 10.61%, 6/6/08 1,3                                                                            4,810,000         4,830,443
Cl. A-I, 22.86%, 6/6/08 1,3                                                                            6,000,000         6,114,600
-----------------------------------------------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Cl. A-I, 9.61%, 6/6/08 1,2                        10,950,000        11,084,138
-----------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Akibare Ltd. Catastrophe Linked Nts., Cl. A, 8.31%, 5/22/12 1,3         2,512,000         2,517,778
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG:
Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 3 [GHC]                                  46,509,970,000         5,171,971
Israel (State of) Credit Linked Nts., 7.50%, 4/5/14 [ILS]                                             38,777,300        10,328,085
-----------------------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.86%, 6/5/09 1,2                                         6,780,000         6,830,172
-----------------------------------------------------------------------------------------------------------------------------------
Willow Re Ltd. Catastrophe Linked Nts., 10.485%, 6/16/10 1,3                                           8,150,000         8,150,000
                                                                                                                   ----------------
Total Structured Notes (Cost $1,235,953,215)                                                                         1,376,501,093

                                                       EXPIRATION             STRIKE
                                                            DATES              PRICE                   CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
-----------------------------------------------------------------------------------------------------------------------------------

Basket of Currencies Put 4                                7/25/07              95.00                  98,040,000                --
-----------------------------------------------------------------------------------------------------------------------------------
Basket of Currencies Put 3,4                              12/7/07              92.50                  91,470,000           548,820
                                                                                                                           --------
Total Options Purchased (Cost $1,674,864)                                                                                  548,820

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 5.08%, 8/20/07 (Cost $43,262,589)                             $     43,570,000        43,262,589

                                                                                                          SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--5.8%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.28% 17,18
(Cost $471,658,380)                                                                                  471,658,380       471,658,380
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FORM SECURITIES LOANED) (COST $8,210,717,078)                                                             8,306,091,499


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                       PRINCIPAL
                                                                                                          AMOUNT             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.6% 19
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.5%
Undivided interest of 0.28% in joint repurchase agreement (Principal Amount/Value
$3,500,000,000 with a maturity value of $3,501,573,542) with Bank of America NA, 5.395%, dated 6/29/07, to be repurchased at $9,760,385 on 7/2/07, collateralized by U.S. Agency
Mortgages, 5%-5.50%, 8/1/33-3/1/35, with a value of $3,570,000,000                                   $ 9,755,999   $     9,755,999
-----------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 9.68% in joint repurchase agreement (Principal Amount/Value
$310,000,000 with a maturity value of $310,139,888) with Barclays Capital, 5.415%, dated
6/29/07, to be repurchased at $30,013,538 on 7/2/07, collateralized by AAA Asset-Backed
Securities, 0%-5.54%, 1/29/20-5/11/52, with a value of $319,300,000                                   30,000,000        30,000,000
                                                                                                                   ----------------
                                                                                                                        39,755,999
-----------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.1%
Bear Stearns, 5.37%, 7/2/07                                                                            3,000,000         3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.33%, 7/6/07                                                                      3,000,000         3,000,000
                                                                                                                   ----------------
                                                                                                                         6,000,000
-----------------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 5.37%, 7/2/07                                                           2,000,000         2,000,000
                                                                                                                   ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $47,755,999)                              47,755,999
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $8,258,473,077)                                                          102.9%    8,353,847,498
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (2.9)     (236,020,157)

                                                                                                      -----------------------------
NET ASSETS                                                                                                 100.0%  $ 8,117,827,341
                                                                                                      =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP       Argentine Peso
AUD       Australian Dollar
BRR       Brazilian Real
CAD       Canadian Dollar
COP       Colombian Peso
DEM       German Mark
DKK       Danish Krone
DOP       Dominican Republic Peso
EGP       Egyptian Pounds
EUR       Euro
GBP       British Pound Sterling
GHC       Ghana Cedi
IDR       Indonesia Rupiah
ILS       Israeli Shekel
JPY       Japanese Yen
KZT       Kazakhstan Tenge
MXN       Mexican Nuevo Peso
MYR       Malaysian Ringgit
NGN       Nigeria Naira
PEN       Peruvian New Sol
PHP       Philippines Peso
PLZ       Polish Zloty
RON       New Romanian Leu
RUR       Russian Ruble


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

TRY       New Turkish Lira
UAH       Ukraine Hryvnia
UYU       Uruguay Peso
VND       Vietnam Dong
ZMK       Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $595,239,551 or 7.33% of the Fund's net assets as of June 30, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2007 was $814,230,510, which represents 10.03% of the Fund's net assets. See accompanying Notes.

4. Non-income producing security.

5. Issue is in default. See accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $67,388,760 or 0.83% of the Fund's net assets as of June 30, 2007.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $2,242,559 or 0.03% of the Fund's net assets as of June 30, 2007.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $26,441,574. See accompanying Notes.

9. When-issued security or forward commitment to be delivered and settled after June 30, 2007. See accompanying Notes.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

12. Partial or fully-loaned security. See accompanying Notes.

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

14. Interest or dividend is paid-in-kind, when applicable.

15. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

16. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

17. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                   SHARES                GROSS                 GROSS            SHARES
                                       SEPTEMBER 30, 2006            ADDITIONS            REDUCTIONS     JUNE 30, 2007
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                     --        2,982,420,085         2,510,761,705       471,658,380

Prandium, Inc.                                  1,034,256                   --             1,034,256                --

                                                                                            DIVIDEND          REALIZED
                                                                         VALUE                INCOME              LOSS
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                             $   471,658,380      $     15,299,872   $            --

Prandium, Inc.                                                              --                    --        12,155,862
                                                               -------------------------------------------------------
                                                               $   471,658,380      $     15,299,872   $    12,155,862
                                                               =======================================================

18. Rate shown is the 7-day yield as of June 30, 2007.

19. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of June 30, 2007, the Fund had purchased $427,721,229 of securities issued on a when-issued basis or forward commitment and sold $76,814,800 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2007, securities with an aggregate market value of $8,797,118, representing 0.11% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and


                     38 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of June 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                     CONTRACT
                                      EXPIRATION       AMOUNT         VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                       DATES       (000S)           JUNE 30, 2007   APPRECIATION   DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Australian Dollar (AUD)                  7/17/07       10,100 AUD     $     8,558,941   $         --   $     11,717

Brazilian Real (BRR)               8/2/07-1/5/10      355,239 BRR         178,266,859     39,741,857         45,400

British Pound Sterling (GBP)    7/17/07-12/21/07       35,000 GBP          70,155,455        752,290             --

Canadian Dollar (CAD)            7/17/07-8/21/07       13,690 CAD          12,860,561         74,418             --

Chilean Peso (CLP)               8/16/07-8/27/07   15,887,000 CLP          30,096,263         10,250        317,626

Dominican Republic Peso (DOP)             7/9/07       58,173 DOP           1,754,827          2,643             --

Euro (EUR)                        7/5/07-7/17/07       59,180 EUR          80,114,979         64,437        416,591

Hungarian Forint (HUF)                    8/2/07    5,751,000 HUF          31,439,900             --         43,102

Indian Rupee (INR)                 7/3/07-8/3/07    1,360,630 INR          33,359,028        237,507             --

Japanese Yen (JPY)              7/17/07-12/21/07   27,512,000 JPY         226,527,758         70,264      6,736,170

Malaysian Ringgit (MYR)          8/16/07-9/17/07      101,970 MYR          29,624,933         53,889        344,860

Mexican Nuevo Peso (MEX)         8/24/07-8/27/07      633,420 MEX          58,439,649             --        119,213

New Turkish Lira (TRY)            7/25/07-8/2/07       79,830 TRY          60,178,911      1,255,468         20,269

New Zealand Dollar (NZD)        7/17/07-12/21/07       30,870 NZD          23,571,630        285,557             --

Norwegian Krone (NOK)                    1/29/08       95,420 NOK          16,206,435        636,621             --

Polish Zloty (PLZ)                        8/7/07      129,440 PLZ          46,490,417             --        497,513

Russian Ruble (RUR)               7/3/07-2/21/08    1,932,060 RUR          75,324,143        863,499             --

Singapore Dollar (SEK)                    2/5/08       36,870 SEK          24,487,484          3,517         19,151

South African Rand (ZAR)                  8/2/07      229,600 ZAR          32,350,835         53,747             --

South Korean Won (KRW)           7/12/07-10/2/07   36,671,000 KRW          39,758,581        244,600             --

Swedish Krone (SEK)              8/2/07-10/10/07      231,910 SEK          34,009,897        214,069        490,830


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Swiss Franc (CHF)                        7/17/07       10,600 CHF           8,689,355        132,239             --
                                                                                        ----------------------------

                                                                                          44,696,872      9,062,442
                                                                                        ----------------------------

CONTRACTS TO SELL

Australian Dollar (AUD)         7/12/07-10/10/07       65,858 AUD          55,674,134             --      1,945,524

Brazilian Real (BRR)                      7/3/07       45,697 BRR          23,679,241         16,000          2,650

British Pound Sterling (GBP)     7/12/07-9/27/07       20,040 GBP          40,218,725             --        728,609

Canadian Dollar (CAD)           7/12/07-12/21/07       34,145 CAD          32,118,638         47,445      1,112,586

Chinese Renminbi (Yuan) (CNY)             8/2/07      240,300 CNY          31,693,160             --         33,081

Czech Koruna (CZK)              12/19/07-1/25/08    1,111,530 CZK          52,909,926        429,913        186,904

Euro (EUR)                       7/12/07-1/29/08      246,865 EUR         334,879,621        603,534      3,021,299

Hong Kong Dollar (HKD)          12/19/07-1/25/08      814,030 HKD         104,557,111        858,035             --

Indian Rupee (INR)                       8/16/07      686,000 INR          16,805,502             --        122,622

Japanese Yen (JPY)                7/12/07-2/5/08   15,118,000 JPY         123,964,766      2,442,780             --

New Taiwan Dollar (TWD)                   8/2/07    1,069,500 TWD          32,611,948         54,515             --

New Turkish Lira (TRY)             8/7/07-8/8/08       18,635 TRY          13,994,160             --        582,711

New Zealand Dollar (NZD)                 1/16/08       28,330 NZD          21,484,872             --      2,247,983

Singapore Dollar (SGD)                    8/2/07       47,375 SGD          31,036,344             --         89,485

Swedish Krone (SEK)                     12/21/07       70,990 SEK          10,457,743             --        253,778

Swiss Franc (CHF)                7/12/07-1/25/08      104,140 CHF          86,019,929        396,865        355,713
                                                                                        ----------------------------
                                                                                           4,849,087     10,682,945
                                                                                        ----------------------------
                                                                                        $ 49,545,959   $ 19,745,387
                                                                                        ============================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                           UNREALIZED
                                            EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                             DATES   CONTRACTS     JUNE 30, 2007   (DEPRECIATION)
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canada (Government of) Bonds, 10 yr.           9/19/07         176   $    18,309,617   $      (91,956)
DAX Index                                      9/21/07          86        23,507,850          919,520
Euro-Bundesobligation, 10 yr.                   9/6/07         335        50,214,861         (469,755)
Euro-Schatz                                     9/6/07       1,861       258,162,272         (150,616)
IBEX 35 Index                                  7/20/07          39         7,824,809           52,856
Japan (Government of) Bonds, 10 yr.             9/7/07         119        12,761,632           18,151
Japan (Government of) Bonds, 10 yr.            9/10/07          12        12,865,949           28,487
NASDAQ 100 Index                               9/21/07         693        27,110,160          293,951
Nikkei 225 Index                               9/13/07          67         9,881,990            6,158
OMXS30 Index                                   7/27/07         398         7,304,794         (175,713)
Standard & Poor's 500 Index                    9/20/07          84        31,823,400         (151,391)
Standard & Poor's/MIB Index, 10 yr.            9/21/07          27         7,740,780           56,797
U.S. Treasury Long Bonds                       9/19/07       6,318       680,764,500       (1,681,925)
U.S. Treasury Nts., 2 yr.                      9/28/07         100        20,378,125           44,472
U.S. Treasury Nts., 5 yr.                      9/28/07       3,126       325,348,219          836,147
U.S. Treasury Nts., 10 yr.                     9/19/07       7,999       845,519,297       (2,552,228)
United Kingdom Long Gilt                       9/26/07          23         4,790,935           (6,378)
                                                                                       ---------------
                                                                                           (3,023,423)
                                                                                       ---------------

CONTRACTS TO SELL
Australia (Commonwealth of) Bonds, 10 yr.      9/17/07          12           998,290           (1,065)
CAC40 10 Euro                                  7/20/07         150        12,325,235         (242,420)
DAX Index                                      9/21/07          56        15,307,437         (598,792)
Euro-Bundesobligation, 10 yr.                   9/6/07         120        17,987,413          168,131
FTSE 100 Index                                 9/21/07         264        35,190,811         (115,046)
Mexican Bolsa Index                            9/21/07         291         8,469,666          282,055
Nikkei 225 Index                               9/13/07         217        32,005,848         (224,040)
Standard & Poor's 500 E-Mini                   9/21/07       1,600       121,232,000          565,360
U.S. Treasury Long Bonds                       9/19/07       1,204       123,731,000        1,542,790
U.S. Treasury Nts., 2 yr.                      9/28/07       2,846       579,961,438          117,117
U.S. Treasury Nts., 5 yr.                      9/28/07       2,261       235,320,641          469,249
U.S. Treasury Nts., 10 yr.                     9/19/07       6,216       657,050,625       (2,963,541)
                                                                                       ---------------
                                                                                           (1,000,202)
                                                                                       ---------------
                                                                                       $   (4,023,625)
                                                                                       ===============


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended June 30, 2007 was as follows:

                                                       CALL OPTIONS                   PUT OPTIONS
                                               ---------------------------   -------------------------------
                                                    NUMBER OF    AMOUNT OF        NUMBER OF      AMOUNT OF
                                                    CONTRACTS     PREMIUMS        CONTRACTS       PREMIUMS
------------------------------------------------------------------------------------------------------------
Options outstanding as of September 30, 2006               --   $       --       30,620,000   $    519,227
Options written                                11,597,300,000      695,351   11,668,260,000      1,220,376
Options closed or expired                      (9,739,300,000)    (603,937)  (2,584,880,000)    (1,275,332)
Options exercised                              (1,858,000,000)     (91,414)  (9,114,000,000)      (464,271)
------------------------------------------------------------------------------------------------------------
Options outstanding as of June 30, 2007                    --   $       --               --   $         --
                                               =============================================================

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and


                     42 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of June 30, 2007, the Fund had entered into the following total return swap agreements:

                             NOTIONAL                                                                     TERMINATION
SWAP COUNTERPARTY              AMOUNT                   PAID BY THE FUND            RECEIVED BY THE FUND        DATES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:
                                                    Twelve-Month JPY BBA
                                              LIBOR plus 40 basis points
                                           and if negative, the absolute
                                            value of the Total Return of   If positive, the Total Return
                                                      a custom basket of           of a custom basket of
                        2,991,009,371 JPY                    securities.                     securities.       4/8/08   $  (374,962)

                                                    Twelve-Month GBP BBA
                                              LIBOR plus 35 basis points
                                           and if negative, the absolute
                                            value of the Total Return of   If positive, the Total Return
                                                      a custom basket of           of a custom basket of
                           12,278,496 GBP                    securities.                     securities.       5/7/08    (1,202,639)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                           13,250,000                Six-Month BBA LIBOR                            5.46%                 2,787,274

                            7,260,000                    Six-Month LIBOR                            5.25      6/23/15     1,282,215
------------------------------------------------------------------------------------------------------------------------------------
                                                                               If positive, the absolute
                                               If negative, the absolute        value of Lehman Brothers
                                                value of Lehman Brothers                U.S. CMBS Index:
Goldman Sachs Capital                         U.S. CMBS Index: Aggregate           Aggregate AAA plus 15
Markets                    18,580,000                               AAA.                   basis points.       9/1/07         8,206
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):
                            7,490,000                Six-Month BBA LIBOR                            5.10      1/14/15     1,573,916

                            7,190,000                Six-Month BBA LIBOR                            5.08      1/20/15     1,706,790
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                       One-Month USD BBA
                                                LIBOR plus spread and if
                                            negative, the absolute value
                                                of the Total Return of a   If positive, the Total Return
                           79,255,176              custom equity basket.      of a custom equity basket.       1/8/08    (2,650,641)

                                                       One-Month USD BBA
                                             LIBOR minus spread plus, if
                                            negative, the absolute value
                                                of the Total Return of a   If positive, the Total Return
                           20,127,328              custom equity basket.      of a custom equity basket.       1/8/08      (430,350)

                                                       One-Month USD BBA
                                              LIBOR and if negative, the
                                             absolute value of the Total   If positive, the Total Return
                                                Return of the MSCI Daily         of the MSCI Daily Total
                                                Total Return Net Belgium          Return Net Belgium USD
                            7,194,271                  USD Market Index.                   Market Index.      10/9/07       (84,762)

                                               If negative, the absolute
                                            value of the Total Return of   If positive, the Total Return
                                                    the BMU/BOVESPA 8/07         of the BMU/BOVESPA 8/07
                           14,700,378 BRR                         Index.                          Index.      8/16/07       390,265


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                               If negative, the absolute
                                           If positive, the Total Return       value of the Total Return
                                                   of the INDF/NSE NIFTY       INDF/NSE NIFTY Index 7/07
                          352,262,497 INR             Index 7/07 Future.                         Future.       8/2/07      (132,115)

                                               If positive, the absolute
                                                                   value
                                              of the Total Return of the   If negative, the Total Return
                                                 Swiss Market Index 9/07       of the Swiss Market Index
                            9,764,076 CHF                        Future.                    9/07 Future.      9/18/07       (41,930)

                                                       One-Month USD BBA
                                              LIBOR and if negative, the
                                             absolute value of the Total   If positive, the Total Return
                                                Return of the MSCI Daily         of the MSCI Daily Total
                                                Total Return Net Belgium          Return Net Belgium USD
                              926,913                  USD Market Index.                   Market Index.      10/9/07        (9,098)
------------------------------------------------------------------------------------------------------------------------------------
                                               If negative, the absolute   If positive, the Total Return
Lehman Brothers                                 value of the Lehman CMBS        of the Lehman CMBS Index
Special Financing, Inc.    19,410,000                             Index.         plus 32.5 basis points.      11/1/07        10,498
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   The Constant Maturity
Merrill Lynch Capital                                                            Option Price divided by
Services, Inc.            177,060,000                               4.66                         10,000.      6/11/17      (373,567)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                           35,754,962 RUR                  USD BBA LIBOR                            7.75     12/26/13        36,066

                                                                           If positive, the Total Return
                                               If negative, the absolute          of the Lehman CMBS 8.5
                                                value of the Lehman CMBS        AAA+ Index plus 25 basis
                            3,000,000                    8.5 AAA+ Index.                         points.     10/31/07         1,545
------------------------------------------------------------------------------------------------------------------------------------
                                                 One-Month EUR BBA LIBOR   If positive, the Total Return
                                           and if negative, the absolute           of a custom basket of
Morgan Stanley                              value of the Total Return of   securities plus the dividends
International              22,448,100 EUR             a custom basket of              from the basket of
                                                             securities.                     securities.     12/20/07      (894,185)
                                                                                                                        ------------
                                                                                                                        $ 1,602,526
                                                                                                                        ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BBR                   Brazilian Real
CHF                   Swiss Franc
EUR                   Euro
GBP                   British Pound Sterling
INR                   Indian Rupee
JPY                   Japanese Yen
RUR                   Russian Ruble

Abbreviations are as follows:

BBA LIBOR             British Bankers' Association London-Interbank Offered Rate
BMU/BOVESPA           Bovespa Index that trades on the Sao Paulo Stock Exchange
CMBS                  Commercial Mortgage Backed Securities
INDF/NSE NIFTY Index  Indian National Stock Exchange Nifty Index
LIBOR                 London-Interbank Offered Rate
MSCI                  Morgan Stanley Capital International

INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain
(loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of June 30, 2007, the Fund had entered into the following interest rate swap agreements:

                             NOTIONAL           PAID BY THE   RECEIVED BY THE   TERMINATION
SWAP COUNTERPARTY              AMOUNT                  FUND              FUND         DATES         VALUE
----------------------------------------------------------------------------------------------------------
Banco Santander
Central Hispano            18,790,000 BRR              BZDI             14.00%       1/3/12    $  808,264
----------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                                                                Six-Month GBP
                           12,030,000 GBP            5.5525%            LIBOR       6/13/09       306,701
                                                  Six-Month
                           17,600,000 EUR           EURIBOR             4.112       6/15/09      (254,134)

                           87,900,000 MXN          MXN TIIE              9.27       7/17/26       894,500
                                                  Six-Month
                          149,890,000 NOK             NIBOR             5.385       1/29/10      (285,182)
                                                                    Six-Month
                           18,260,000 EUR            4.2200           EURIBOR       1/29/10       259,086
----------------------------------------------------------------------------------------------------------
CitiBank NA,
London:
                                                  Six-Month
                           11,710,000 PLZ             WIBOR              5.52       3/24/10        13,093
                                                  Six-Month
                           18,736,000 PLZ             WIBOR              5.55       3/25/10        26,488
----------------------------------------------------------------------------------------------------------

CitiBank NA, NY           328,800,000 TWD            2.3200      TWD-telerate       6/27/11        39,944
----------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston                                           28-Day MXN
International              71,390,000 MXN              TIIE             10.00        7/9/15       775,256
----------------------------------------------------------------------------------------------------------
Credit Suisse First                               Six-Month
Boston, Inc.               30,925,000 PLZ             WIBOR              4.48        7/1/10       (68,047)
----------------------------------------------------------------------------------------------------------
Credit Suisse
International              84,250,000 MXN          MXN TIIE            8.3000      12/17/26        96,290
----------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                    Six-Month
                        1,604,000,000 HUF            8.4400             BUBOR        7/3/11        (4,596)
                                                                INR MIBOR-OIS
                          329,300,000 INR            7.1750          Compound       6/27/11       165,358
----------------------------------------------------------------------------------------------------------


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Goldman Sachs
Capital Market LP:
                                                  Six-Month
                          144,170,000 NOK             NIBOR              5.47        5/2/10     (224,203)
                                                                 EUR-EURIBOR-
                           17,910,000 EUR            4.4155          Telerate        5/2/10       188,430
----------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)         187,430,000 MXN          MXN TIIE            9.8400      12/31/09       761,730
----------------------------------------------------------------------------------------------------------
Goldman Sachs                                                            CNY-
International              66,200,000 CNY            4.0000     CFXSREPOFIX01       2/16/17       500,244
----------------------------------------------------------------------------------------------------------
J Aron & Co.:

                           16,960,000 BRR              BZDI             12.87        1/2/14       579,470

                           62,460,000 MXN         MXN TIIIE             10.29        6/4/15       774,180

                           40,600,000 MXN         MXN TIIIE              9.33       9/16/26       443,779

                           34,060,000 BRR              BZDI             12.92        1/2/14     1,189,783

                           10,180,000 BRR              BZDI             12.84        1/2/14       343,087

                           33,770,000 BRR              BZDI             12.71        1/4/10       640,076

                           22,010,000 BRR              BZDI             12.73        1/2/14       704,399

                           66,840,000 BRR              BZDI             12.61        1/4/10     1,196,590

                           73,600,000 BRR              BZDI             12.39        1/2/12     1,651,695

                              130,000 BRR              BZDI             12.26        1/2/15         3,352

                               60,000 BRR              BZDI             12.29        1/2/15         1,576

                          125,000,000 MXN          MXN TIIE              9.51       8/26/25     1,540,168

                           82,420,000 MXN          MXN TIIE              9.50       8/28/25     1,007,230

                           92,950,000 BRR              BZDI             14.89        1/4/10     3,917,861

                           70,300,000 MXN          MXN TIIE              9.29       7/17/26       741,189

                           18,790,000 BRR              BZDI             14.05        1/2/12       847,410

                           94,770,000 MXN         MXN TIIIE              9.15       8/27/26       872,696

                           41,640,000 MXN         MXN TIIIE              9.41       8/31/20       414,103
----------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank                       37,410,000 BRR              BZDI             13.91        1/2/12     1,601,569
----------------------------------------------------------------------------------------------------------
JPMorgan Chase
Bank NA:
                                                                  Three-Month
                          177,410,000 ZAR            8.2900              JIBA       6/23/08       431,600

                           73,600,000 BRR              BZDI             12.38        1/2/12     2,897,255
----------------------------------------------------------------------------------------------------------


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Lehman Brothers
Special Financing,
Inc.:
                                                  Six-Month
                           35,990,000 PLZ             WIBOR              4.53        7/4/10      (87,023)
                                                  Fund pays
                                             the greater of
                                                0% and 8*(-
                                                0.0031375 -
                                                (10 yr. CMS
                                              Index + 2 yr.
                                                CMS Index))
                           49,020,000            quarterly.     $     400,500        2/5/17   (1,426,713)
----------------------------------------------------------------------------------------------------------
Morgan Stanley &                                                  Three-Month
Co. International       4,492,000,000 KZT            8.2500               KZT       6/29/12             -
                                                                                              ------------
                                                                                               24,284,554
                                                                                              ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR                 Brazilian Real
CNY                 Chinese Renminbi (Yuan)
EUR                 Euro
GBP                 British Pound Sterling
HUF                 Hungarian Forint
INR                 Indian Rupee
KZT                 Kazakhstan Tenge
MXN                 Mexican Nuevo Peso
NOK                 Norwegian Krone
PLZ                 Polish Zloty
TWD                 New Taiwan Dollar
ZAR                 South African Rand

Index abbreviations are as follows:

BUBOR               Budapest Interbank Offered Rate
BZDI                Brazil Interbank Deposit Rate
CMS                 Constant Maturity Swap
CNY-CFXSREPOFIX01   Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR             Euro Interbank Offered Rate
JIBA                South Africa Johannesburg Interbank Agreed Rate
LIBOR               London-Interbank Offered Rate
MXN TIIE            Mexican Peso-Interbank Equilibrium Interest Rate
MIBOR-OIS           Mid Market Interest Rate for French Franc/Austrian Schilling
                    and India Swap Composites-Overnight Indexed Swap
NIBOR               Norwegian Interbank Offered Rate
WIBOR               Poland Warsaw Interbank Offer Bid Rate

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized loss (gain) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of June 30, 2007 is as follows:

                                                        BUY/SELL  NOTIONAL
                                                          CREDIT    AMOUNT  PAY/RECEIVE  TERMINATION          PREMIUM
COUNTERPARTY              REFERENCE ENTITY            PROTECTION    (000S)   FIXED RATE        DATES  PAID/(RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

                          Beazer Homes USA, Inc.            Sell   $ 3,205        4.700%     9/20/08         $     --     $      --

                          CDX Emerging Markets Index         Buy    35,300        1.250      6/20/12          (44,738)     (205,134)

                          Constellation Brands, Inc.        Sell     3,070        1.010      6/20/11               --       (23,652)

                          Constellation Brands, Inc.        Sell     2,620        1.030      6/20/11               --       (18,464)

                          Dow Jones CDX North
                          America Crossover Index           Sell     3,215        1.650     12/20/11           51,614        (1,125)

                          Mosaic Co. (The)                  Sell     1,555        1.500      9/20/12               --         3,313

                          Residential Capital LLC           Sell     6,423        1.220      3/20/08               --        (9,963)

                          Residential Capital LLC           Sell     3,213        1.200      3/20/08               --        (5,458)

                          Residential Capital LLC           Sell     4,970        1.750      3/20/08               --        11,740

                          Smithfield Foods, Inc.            Sell     3,205        1.500      3/20/12               --       (48,010)

                          Turkey (Republic of)              Sell     9,650        1.620      4/20/12               --       130,999

                          Ukraine (Republic of)              Buy    10,160        1.570      4/20/12               --      (154,686)
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New
York:

                          Allied Waste North
                          America, Inc.                     Sell     5,050        1.880      3/20/12               --      (163,461)

                          El Paso Corp.                     Sell     2,770        0.780      6/20/11               --       (25,110)


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                          El Paso Corp.                     Sell     3,050        0.720      6/20/11               --       (33,781)

                          El Paso Corp.                     Sell     2,740        0.820      6/20/11               --       (21,591)

                          Ford Motor Credit Co.             Sell     7,670        2.320      3/20/12               --      (150,709)

                          Hungary (Republic of)              Buy    13,835        0.400     12/20/15               --      (127,795)

                          Reliant Energy, Inc.              Sell     1,580        2.450      9/20/11               --        (5,561)

                          Reliant Energy, Inc.              Sell     3,800        2.600      9/20/11               --         6,815

                          Turkey (Republic of)              Sell     7,240        2.470      4/20/17               --       136,731

                          Univision Communications, Inc.    Sell     1,619        1.100      6/20/08               --         3,492

                          Williams Cos., Inc.               Sell     7,200        0.650      3/20/12               --       (44,790)

                          Williams Cos., Inc.               Sell     2,000        1.110      3/20/12               --        25,163
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                          Constellation Brands, Inc.        Sell     2,930        1.020      6/20/11               --       (27,347)

                          Constellation Brands, Inc.        Sell     1,479        1.000      6/20/11               --       (14,790)

                          Dean Foods Co.                    Sell     1,565        1.020      6/20/11               --       (21,117)

                          Dean Foods Co.                    Sell     1,525        1.000      6/20/11               --       (21,710)

                          Dow Jones CDX North America
                          Crossover Index                   Sell    12,770        1.650     12/20/11          191,894        14,824

                          Dow Jones CDX North America
                          Crossover Index                   Sell     4,780        3.250     12/20/11          169,471        63,630

                          Dow Jones CDX North America
                          Crossover Index                   Sell     4,770        1.650     12/20/11           77,672         5,547

                          El Paso Corp.                     Sell     1,535        0.740      6/20/11               --       (15,236)

                          El Paso Corp.                     Sell     1,530        0.770      6/20/11               --       (13,634)

                          Ford Motor Credit Co.             Sell    10,620        2.385      3/20/12               --      (143,752)

                          Ford Motor Credit Co.             Sell     3,390        2.550      3/20/12               --       (25,453)

                          Freescale Semiconductor, Inc.     Sell     1,540        3.200      9/20/11               --       (21,560)

                          Freescale Semiconductor, Inc.     Sell     1,555        3.600      9/20/11               --          (622)

                          Freescale Semiconductor, Inc.     Sell       930        3.500      9/20/11               --        (3,534)

                          GMAC LLC                          Sell     6,195        1.390      3/20/17               --      (309,238)

                          Inco Ltd.                          Buy     1,615        0.580      3/20/17               --       (11,836)

                          NJSC Naftogaz                     Sell     8,905        3.250      4/20/11               --       (13,485)

                          NXP BV/NXP Funding LLC            Sell     1,540        4.000      9/20/12               --        (7,612)

                          NXP BV/NXP Funding LLC            Sell       925        4.400      9/20/12               --        10,175

                          NXP BV/NXP Funding LLC            Sell       940        4.080      9/20/12               --        (1,673)


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                          Residential Capital LLC           Sell     3,234        1.300      3/20/08               --          (809)

                          Smithfield Foods, Inc.            Sell     3,253        1.490      3/20/12               --       (35,695)

                          TXU Corp.                         Sell     3,050        1.530      6/20/11               --      (115,778)

                          TXU Corp.                         Sell     1,560        1.610      6/20/11               --       (55,440)

                          Vale Overseas Ltd.                Sell     1,615        1.030      3/20/17               --        17,673
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                          Dow Jones CDX North
                          America Crossover Index           Sell    25,550        1.650     12/20/11          389,069         1,872

                          Dow Jones CDX North
                          America Crossover Index           Sell    12,785        1.650     12/20/11          192,530           965

                          Dow Jones CDX North
                          America Crossover Index           Sell     4,555        1.650     12/20/11           75,010           333

                          Dow Jones CDX North
                          America High Yield Index          Sell    13,415        3.250     12/20/11          475,222       186,202

                          Ford Motor Co.                     Buy     6,220        3.650     12/20/08               --      (101,511)

                          Ford Motor Co.                     Buy     9,450        3.300     12/20/08               --      (107,121)

                          Ford Motor Co.                     Buy     7,555        3.050     12/20/08               --       (58,741)

                          Ford Motor Co.                    Sell     7,775        6.000     12/20/16               --       (11,973)

                          Ford Motor Co.                    Sell    11,810        5.850     12/20/16               --      (107,236)

                          Ford Motor Co.                    Sell     9,450        5.800     12/20/16               --      (109,559)

                          Ford Motor Credit Co.             Sell    12,095        2.390      3/20/12               --      (170,695)

                          Ford Motor Credit Co.             Sell     4,740        2.340      3/20/12               --       (75,729)

                          General Motors Corp.               Buy     3,110        2.550     12/20/08               --        (8,328)

                          General Motors Corp.              Sell     6,220        4.750     12/20/16               --        (5,729)

                          General Motors Corp.              Sell     7,555        4.680     12/20/16               --       (35,209)

                          GMAC LLC                          Sell     6,465        1.370      3/20/17               --      (353,071)

                          Inco Ltd.                          Buy     3,190        0.420      3/20/17               --        11,891

                          Inco Ltd.                          Buy     3,245        0.630      3/20/17               --       (38,940)

                          Peru (Republic of)                 Buy     7,440        1.710     12/20/16               --      (392,580)

                          Peru (Republic of)                Sell     5,080        1.320      4/20/17               --       132,009

                          Vale Overseas Ltd.                Sell     3,190        1.000      3/20/17               --        26,997

                          Vale Oversees Ltd.                Sell     3,245        1.050      3/20/17               --        40,643

                          Williams Cos., Inc.               Sell     3,800        1.020      3/20/12               --        37,128
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:

                          Beazer Homes USA, Inc.            Sell     3,100        2.500      6/20/08               --       (55,730)


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                          Beazer Homes USA, Inc.            Sell     3,395        2.650      9/20/08               --       (72,819)

                          Beazer Homes USA, Inc.            Sell     3,205        4.800      9/20/08               --            --

                          CDX North America
                          Investment Grade Index             Buy    35,350        1.415      6/20/17               --     1,113,022

                          CDX North America
                          Investment Grade Index            Sell    70,700        0.600      6/20/17         (107,265)     (665,022)

                          Freescale Semiconductor, Inc.     Sell     3,125        3.600      9/20/11               --         3,103

                          Freescale Semiconductor, Inc.     Sell     1,660        3.750      9/20/11               --            --

                          Freescale Semiconductor, Inc.     Sell       935        3.700      9/20/11               --            --

                          General Motors Corp.              Buy      6,220        2.700     12/20/08               --       (41,356)

                          General Motors Corp.              Sell     6,220        4.950     12/20/16               --        49,231

                          GMAC LLC                          Sell     3,210        1.390      3/20/17               --      (184,003)

                          GMAC LLC                          Sell     3,825        1.390      3/20/17               --      (219,256)

                          GMAC LLC                          Sell     5,330        1.370      3/20/17               --      (311,728)

                          GMAC LLC                          Sell     6,625        1.390      3/20/17               --      (379,758)

                          K. Hovnanian Enterprises, Inc.    Sell     8,265        2.000      6/20/08               --       (84,815)

                          K. Hovnanian Enterprises, Inc.    Sell     6,470        2.000      6/20/08               --       (66,395)

                          K. Hovnanian Enterprises, Inc.    Sell     6,470        1.800      6/20/08               --       (78,831)

                          Residential Capital LLC           Sell     3,201        1.180      3/20/08               --        (6,231)

                          Residential Capital LLC           Sell     3,118        1.360      3/20/08               --        (1,933)

                          Standard-Pacific Corp.            Sell    17,250        2.200      6/20/08               --      (151,613)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:

                          CDX Emerging Markets
                          Index                             Sell    35,240        0.600      6/20/17           (5,671)     (331,511)

                          CDX North America
                          High Yield Index                   Buy    17,620        1.300      6/20/17               --       703,170

                          CDX North America
                          High Yield Index                   Buy    17,620        1.350      6/20/17               --       637,521

                          CDX North America
                          Investment Grade Index            Sell    35,240        0.600      6/20/17          (57,191)     (331,511)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank
NA, NY Branch:

                          Dean Foods Co.                    Sell     3,040        1.030      6/20/11               --       (54,970)

                          Dean Foods Co.                    Sell     3,035        1.060      6/20/11               --       (51,687)

                          Dean Foods Co.                    Sell     1,560        1.050      6/20/11               --       (26,483)

                          Dean Foods Co.                    Sell     4,000        1.080      6/20/11               --       (64,007)

                          Ford Motor Co.                     Buy     6,220        3.600     12/20/08               --      (105,414)


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                          Ford Motor Co.                    Sell     7,775        6.000     12/20/16               --        (1,100)

                          General Motors Corp.               Buy     9,450        2.350     12/20/08               --       (32,225)

                          General Motors Corp.              Sell     9,450        4.750     12/20/16               --         6,435

                          Inco Ltd.                          Buy     1,590        0.520      3/20/17               --         1,304

                          Mosaic Co. (The)                  Sell     1,565        1.350      9/20/12               --        (6,462)

                          Mosaic Co. (The)                  Sell     1,550        1.500      9/20/12               --         3,699

                          Rite Aid Corp.                    Sell       975        1.400      9/20/08               --           929
------------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing, Inc.:

                          Allied Waste North
                          America, Inc.                     Sell     3,500        1.880      3/20/12               --      (107,938)

                          Allied Waste North
                          America, Inc.                     Sell     1,103        1.880      3/20/12               --       (34,015)

                          Beazer Homes USA, Inc.            Sell     1,280        2.650      6/20/08               --       (20,161)

                          Beazer Homes USA, Inc.            Sell     1,500        2.330      6/20/08               --       (28,197)

                          CDX North America
                          Investment Grade Index            Sell    55,610        0.350      6/20/12            1,438      (131,362)

                          CDX North America
                          Investment Grade Index            Sell    55,130        0.350      6/20/12               --      (130,229)

                          Constellation Brands, Inc.        Sell     3,060        1.000      6/20/11               --       (38,887)

                          Dow Jones CDX North
                          American High Yield Index         Sell     3,218        3.250     12/20/11           59,632        41,866

                          Dow Jones CDX North
                          American High Yield Index         Sell     3,218        3.250     12/20/11           59,632        41,866

                          El Paso Corp.                     Sell     4,575        0.730      6/20/11               --       (46,086)

                          El Paso Corp.                     Sell     1,550        0.800      6/20/11               --       (12,213)

                          Freescale Semiconductor, Inc.     Sell     2,165        3.550      9/20/11               --        (6,960)

                          GMAC LLC                          Sell     3,210        1.400      3/20/17               --      (172,600)

                          GMAC LLC                          Sell     3,400        1.400      3/20/17               --      (182,815)

                          iTraxx Europe Crossover Index      Buy     7,120        2.300      6/20/12         (128,159)      (43,785)

                          iTraxx Europe Crossover Index      Buy     7,080        2.300      6/20/12         (159,102)      (43,539)

                          Mosaic Co. (The)                  Sell     3,080        1.200      9/20/12               --       (46,537)

                          NXP BV/NXP Funding LLC            Sell     2,165        4.150      9/20/12               --       (16,667)

                          NXP BV/NXP Funding LLC            Sell     1,635        4.450      9/20/12               --         6,527

                          Reliant Energy, Inc.              Sell     3,610        2.150      9/20/11               --       (37,511)

                          Reliant Energy, Inc.              Sell     1,620        2.500      9/20/11               --         3,237

                          Rite Aid Corp.                    Sell     1,600        1.350      9/20/08               --        (3,712)


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                          Rite Aid Corp.                    Sell     1,850        1.350      9/20/08               --            --

                          Smithfield Foods, Inc.            Sell     4,085        1.580      3/20/12               --       (41,663)

                          Toys R US, Inc.                   Sell     3,130        1.850      9/20/08               --            48

                          Ukraine (Republic of)              Buy     4,790        1.580      4/20/12               --       (75,726)

                          Univision
                          Communications, Inc.              Sell     1,619        1.100      6/20/08               --        (9,026)

                          Univision
                          Communications, Inc.              Sell     3,241        1.150      6/20/08               --       (16,491)

                          Univision
                          Communications, Inc.              Sell     7,168        1.200      6/20/08               --       (32,992)
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:

                          Peabody Energy Corp.              Sell       930        1.200      9/20/12               --         3,689

                          Reliant Energy, Inc.              Sell     1,805        2.050      9/20/11               --       (21,404)

                          Turkey (Republic of)              Sell     4,750        2.470      4/20/17               --        70,686

                          TXU Corp.                         Sell     3,050        1.530      6/20/11               --       (85,976)

                          TXU Corp.                         Sell     3,060        1.580      6/20/11               --       (81,802)

                          TXU Corp.                         Sell     3,060        1.590      6/20/11               --       (81,265)

                          TXU Corp.                         Sell     3,850        1.620      6/20/11               --       (98,558)

                          TXU Corp.                         Sell     4,450        2.060      6/20/11               --       (46,216)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co.
International Ltd.

                          Smithfield Foods, Inc.            Sell     3,160        1.510      3/20/12               --       (38,429)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:

                          CDX Emerging Markets
                          Index                              Buy    35,300        1.250      6/20/12         (388,594)     (221,999)

                          CDX North America
                          Investment Grade Index            Sell    35,885        3.000      3/23/13               --       278,553

                          Colombia (Republic of)             Buy     6,230        3.700      8/20/15               --    (1,115,222)

                          Dean Foods Co.                    Sell     3,030        0.950      6/20/11               --       (35,884)

                          Dow Jones CDX North
                          America Crossover Index           Sell     3,210        1.650     12/20/11           51,607         2,486

                          Ford Motor Co.                     Buy     6,220        3.700     12/20/08               --      (127,327)

                          Ford Motor Co.                     Buy     2,175        2.450     12/20/08               --        (5,731)

                          Ford Motor Co.                    Sell     7,775        6.150     12/20/16               --        60,919

                          Ford Motor Co.                    Sell     2,705        5.900     12/20/16               --       (13,921)

                          General Motors Corp.               Buy     2,175        1.650     12/20/08               --        12,509

                          General Motors Corp.              Sell     6,220        4.900     12/20/16               --        85,105

                          General Motors Corp.              Sell     2,175        4.620     12/20/16               --        (4,541)


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                          Inco Ltd.                          Buy     3,220        0.520      3/20/17               --       (11,624)

                          Inco Ltd.                          Buy     3,190        0.520      3/20/17               --       (11,516)

                          Inco Ltd.                          Buy     3,290        0.600      3/20/17               --       (31,411)

                          Istanbul Bond Co. SA for
                          Finansbank                        Sell    25,090        1.300      3/24/13               --       115,766

                          Peru (Republic of)                Sell     6,760        1.040      6/20/17               --        10,303

                          Turkey (Republic of)              Sell     8,290        2.750     11/20/16               --       330,794

                          Turkey (Republic of)              Sell     9,500        1.600      4/20/12               --       112,299

                          Ukraine (Republic of)              Buy     3,230        1.575      4/20/12               --       (47,030)

                          Vale Overseas Ltd.                Sell     1,590        1.060      3/20/17               --        21,687

                          Vale Overseas Ltd.                Sell     3,220        0.970      3/20/17               --        22,162

                          Vale Overseas Ltd.                Sell     3,190        0.920      3/20/17               --         9,980

                          Vale Overseas Ltd.                Sell     3,290        1.040      3/20/17               --        41,624
------------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                          Indonesia (Republic of)           Sell     6,450        2.300      9/20/11               --       353,297

                          Ukraine (Republic of)              Buy     4,790        1.580      4/20/12               --      (126,685)

                          Philippines (Republic of the)     Sell     9,895        1.450      6/20/17               --      (216,832)
                                                                                                      ------------------------------
                                                                                                      $       904,071   $(5,491,419)
                                                                                                      ==============================

CURRENCY SWAP CONTRACTS

A currency swap is an arrangement under which counterparties agree to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate. Currency swaps are marked to market daily using primarily quotations from counterparties and brokers and the value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Currency swap agreements entail exchange rate risk, interest rate risk and credit risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received. Credit risk arises from the possibility that the counterparty will default on its payments to the Fund. The Manager monitors the creditworthiness of counterparties on an ongoing basis.


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of June 30, 2007, the Fund entered into the following currency swap arrangements:

                      NOTIONAL            PAID BY THE          RECEIVED    TERMINATION
SWAP COUNTERPARTY       AMOUNT                   FUND       BY THE FUND         DATES         VALUE
----------------------------------------------------------------------------------------------------
Credit Suisse
International:

                                              3 Month
                                              USD BBA
                    11,360,000 TRY/USD          LIBOR             16.75%      2/26/12   $ 1,028,360

                                              3 Month
                                              USD BBA
                     4,575,000 TRY/USD          LIBOR             17.25        2/7/12       544,172

                                              3 Month
                                              USD BBA
                     6,900,000 TRY/USD          LIBOR             17.30        2/9/12       815,528
----------------------------------------------------------------------------------------------------
                                              3 Month
Merrill Lynch                                 USD BBA
International        7,160,000 TRY/USD          LIBOR             17.10        2/6/12       805,895
                                                                                        ------------
                                                                                        $ 3,193,955
                                                                                        ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY         Turkish Lira

Abbreviation is as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

ILLIQUID SECURITIES

As of June 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of June 30, 2007, the Fund had on loan securities valued at $183,121,764, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $47,755,999 was received for the loans, all of which was received in cash and subsequently invested in approved investments. In addition, collateral of $138,728,657 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

Oppenheimer Strategic Income Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                  $ 8,263,770,447
Federal tax cost of other investments                               508,358,205
                                                                ----------------
Total federal tax cost                                          $ 8,772,128,652
                                                                ================

Gross unrealized appreciation                                   $   347,444,626
Gross unrealized depreciation                                      (239,616,204)
                                                                ----------------
Net unrealized appreciation                                     $   107,828,422
                                                                ================


                     56 | OPPENHEIMER STRATEGIC INCOME FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007